ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $343,810)
Angola (Rep of), 9.875%, 10/15/2035[2]		200,000	$200,278	0.48
Angola (Rep of), 9.125%, 11/26/2049		208,000	179,823	0.43
			380,101	0.91
Argentina (Cost $631,032)
Argentina (Rep of), 1.000%, 07/09/2029		79,586	70,235	0.17
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[3]		457,314	387,803	0.92
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[3]		269,239	208,929	0.50
Argentina (Rep of), 5.000%, 01/09/2038		134,047	107,908	0.25
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[3]		133,093	96,492	0.23
			871,367	2.07
Armenia (Cost $195,363)
Armenia (Rep of), 6.750%, 03/12/2035		200,000	208,750	0.50
			208,750	0.50
Bahrain (Cost $452,095)
Bahrain (Rep of), 5.625%, 09/30/2031		260,000	252,931	0.60
Bahrain (Rep of), 6.625%, 10/06/2037[2]		202,000	194,930	0.47
			447,861	1.07
Benin (Cost $195,971)
Benin (Rep of), 8.375%, 01/23/2041		200,000	211,536	0.50
			211,536	0.50
Brazil (Cost $2,412,311)
Brazil (Rep of), 5.500%, 02/04/2033		286,000	281,996	0.67
Brazil (Rep of), 6.625%, 03/15/2035		200,000	206,000	0.49
Brazil (Rep of), 7.250%, 01/12/2056		265,000	264,337	0.63
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[4]	BRL	11,428,000	1,351,910	3.22
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2032[4]	BRL	499,500	454,805	1.08
			2,559,048	6.09
Bulgaria (Cost $23,142)
Bulgaria (Rep of), 5.000%, 03/05/2037		24,000	23,640	0.06
			23,640	0.06
Chile (Cost $1,510,110)
Bonos de la Tesoreria de la Republica en pesos, 5.800%, 10/01/2029[2]	CLP	555,000,000	656,872	1.56
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[2]	CLP	145,000,000	173,352	0.41
Chile (Rep of), 4.950%, 01/05/2036		410,637	413,462	0.99
Chile (Rep of), 3.100%, 01/22/2061		354,000	219,126	0.52
			1,462,812	3.48

0

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (Cost $9,701,182)
Central China Real Estate Ltd., 7.650%, 08/27/2023[5,6]		1,900,000	$19,000	0.05
Central China Real Estate Ltd., 7.900%, 11/07/2023[5,6]		1,910,000	19,100	0.05
Central China Real Estate Ltd., 7.250%, 08/13/2024[5,6]		3,666,000	54,990	0.13
Central China Real Estate Ltd., 7.650%, 08/27/2025[5,6]		1,667,000	16,670	0.04
China (Rep of), 1.830%, 08/25/2035	CNY	2,090,000	301,146	0.72
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		1,800,000	76,500	0.18
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5,6]		1,180,000	48,675	0.12
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5,6]		1,330,000	56,525	0.13
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5]		727,000	25,445	0.06
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[2]		39,484	3,183	0.01
Kaisa Group Holdings Ltd., 7.721%, 12/28/2027[2,7]		30,151	302	—
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[2,4]		250,639	877	—
Kaisa Group Holdings Ltd., 6.250%, 12/28/2028[2,7]		36,437	364	—
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[2,4]		401,005	4,010	0.01
Kaisa Group Holdings Ltd., 6.500%, 12/28/2029[2,7]		63,227	632	—
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[2,4]		401,005	4,010	0.01
Kaisa Group Holdings Ltd., 6.750%, 12/28/2030[2,7]		78,872	789	—
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[2,4]		501,256	2,506	0.01
Kaisa Group Holdings Ltd., 7.000%, 12/28/2031[2,7]		622,807	6,228	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[2,4]		501,256	4,010	0.01
Kaisa Group Holdings Ltd., 7.250%, 12/28/2032[2,7]		964,680	9,647	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[2,4]		945,649	9,456	0.02
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		282,000	268,478	0.64
Sunac China Holdings Ltd., 0.000%, 06/23/2028[2,4]		694,000	168,309	0.40
Yuzhou Group Holdings Co. Ltd., 4.000%, 06/30/2028[7]		169,635	4,453	0.01
Yuzhou Group Holdings Co. Ltd., 4.500%, 06/30/2029[7]		298,874	6,164	0.01
Yuzhou Group Holdings Co. Ltd., 5.000%, 06/30/2030[7]		400,992	8,521	0.02
Yuzhou Group Holdings Co. Ltd., 5.500%, 06/30/2031[7]		566,193	5,662	0.01
Yuzhou Group Holdings Co. Ltd., 1.000%, 06/30/2034[7]		535,795	672	—
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[5,6]		1,110,000	2,775	0.01
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[5,6]		1,532,000	3,830	0.01
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		400,000	1,000	—
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[5,6]		3,158,000	7,895	0.02
Zhenro Properties Group Ltd., 8.350%, 03/10/2024[5,6]		387,000	968	—
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		3,591,000	8,978	0.02
Zhenro Properties Group Ltd., 7.100%, 09/10/2024[5,6]		4,406,000	11,015	0.03
Zhenro Properties Group Ltd., 7.350%, 02/05/2025[5,6]		8,407,000	21,017	0.05
Zhenro Properties Group Ltd., 6.630%, 01/07/2026[5,6]		2,065,000	5,163	0.01
Zhenro Properties Group Ltd., 17.254%, 03/05/2026[5]		1,360,000	3,400	0.01
Zhenro Properties Group Ltd., 6.700%, 08/04/2026[5]		5,713,000	14,283	0.03
			1,206,648	2.87
Colombia (Cost $1,042,255)
Colombia (Rep of), 5.000%, 06/15/2045		344,000	253,958	0.60

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Colombia (continued)
Colombian TES, 7.750%, 09/18/2030	COP	341,500,000	$76,485	0.18
Colombian TES, 7.000%, 03/26/2031	COP	1,628,200,000	346,728	0.83
Colombian TES, 13.250%, 02/09/2033	COP	863,700,000	239,874	0.57
Colombian TES, 11.500%, 07/25/2046	COP	451,000,000	112,496	0.27
			1,029,541	2.45
Costa Rica (Cost $207,904)
Costa Rica (Rep of), 7.000%, 04/04/2044		200,000	217,862	0.52
			217,862	0.52
Czech Republic (Cost $2,531,088)
Czech (Rep of), 5.000%, 09/30/2030	CZK	1,370,000	70,333	0.16
Czech (Rep of), 1.750%, 06/23/2032	CZK	2,450,000	104,452	0.25
Czech (Rep of), 4.900%, 04/14/2034	CZK	970,000	49,348	0.12
Czech (Rep of), 1.950%, 07/30/2037	CZK	3,570,000	133,728	0.32
New World Resources N.V., 8.000%, 04/07/2020[5,6,8]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,8]	EUR	669,526	—	—
			357,861	0.85
Dominican Republic (Cost $821,049)
Dominican (Rep of), 6.000%, 07/19/2028		198,000	203,011	0.48
Dominican (Rep of), 4.875%, 09/23/2032		290,000	277,820	0.66
Dominican (Rep of), 6.400%, 06/05/2049		156,000	154,518	0.37
Dominican (Rep of), 5.875%, 01/30/2060		300,000	266,963	0.64
			902,312	2.15
Ecuador (Cost $110,745)
Ecuador (Rep of), 6.900%, 07/31/2035		140,000	128,100	0.30
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[3]		100,000	82,600	0.20
			210,700	0.50
Egypt (Cost $906,562)
Egypt (Rep of), 23.440%, 07/01/2028	EGP	1,691,000	36,452	0.08
Egypt (Rep of), 23.381%, 08/26/2028	EGP	8,593,000	184,963	0.44
Egypt (Rep of), 8.500%, 01/31/2047		399,000	385,504	0.92
Egypt (Rep of), 8.700%, 03/01/2049		279,000	272,862	0.65
Egypt Treasury Bills, 20.394%, 09/29/2026[9]	EGP	10,225,000	188,053	0.45
			1,067,834	2.54
El Salvador (Cost $21,276)
El Salvador (Rep of), 7.650%, 06/15/2035		27,000	27,931	0.07
			27,931	0.07
Ghana (Cost $304,217)
Ghana (Rep of), 0.000%, 01/03/2030[4]		80,660	70,537	0.17
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[3]		300,000	273,000	0.65
			343,537	0.82

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Hungary (Cost $909,925)
Hungary (Rep of), 5.375%, 09/26/2030		250,000	$255,437	0.61
Hungary (Rep of), 6.750%, 07/23/2031	HUF	43,150,000	136,896	0.33
Hungary (Rep of), 7.000%, 10/24/2035	HUF	55,040,000	175,962	0.42
Hungary (Rep of), 3.000%, 10/27/2038	HUF	40,600,000	86,181	0.20
Hungary (Rep of), 3.125%, 09/21/2051		394,000	241,227	0.57
			895,703	2.13
India (Cost $1,197,101)
Export-Import Bank of India, 5.500%, 01/18/2033		272,000	283,655	0.67
India (Rep of), 7.180%, 08/14/2033	INR	18,650,000	208,087	0.50
India (Rep of), 7.180%, 07/24/2037	INR	36,810,000	407,704	0.97
India (Rep of), 7.360%, 09/12/2052	INR	11,970,000	129,801	0.31
India (Rep of), 7.300%, 06/19/2053	INR	10,670,000	115,089	0.27
			1,144,336	2.72
Indonesia (Cost $1,603,372)
Indonesia (Rep of), 8.250%, 05/15/2029	IDR	4,633,000,000	298,715	0.71
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	3,011,000,000	187,981	0.45
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	2,536,000,000	170,149	0.41
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	1,997,000,000	127,994	0.30
Indonesia (Rep of), 7.750%, 01/17/2038		170,000	209,950	0.50
Indonesia (Rep of), 5.950%, 01/08/2046		213,000	222,774	0.53
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.875%, 07/17/2049		344,000	288,465	0.69
			1,506,028	3.59
Ivory Coast (Cost $397,106)
Ivory Coast (Rep of), 6.125%, 06/15/2033		200,000	197,350	0.47
Ivory Coast (Rep of), 8.250%, 01/30/2037		200,000	214,952	0.51
			412,302	0.98
Jordan (Cost $206,883)
Jordan (Rep of), 7.500%, 01/13/2029		200,000	209,500	0.50
			209,500	0.50
Kazakhstan (Cost $290,000)
Kazakhstan (Rep of), 4.714%, 04/09/2035		290,000	284,925	0.68
			284,925	0.68
Malaysia (Cost $2,392,870)
Malaysia (Rep of), 3.900%, 11/30/2026	MYR	1,631,000	417,233	0.99
Malaysia (Rep of), 3.519%, 04/20/2028	MYR	2,202,000	564,529	1.34
Malaysia (Rep of), 4.504%, 04/30/2029	MYR	1,709,000	451,316	1.08
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	533,000	136,265	0.32
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	337,000	87,269	0.21
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	282,000	75,547	0.18
Malaysia (Rep of), 4.762%, 04/07/2037	MYR	206,000	57,411	0.14
Malaysia (Rep of), 4.054%, 04/18/2039	MYR	554,000	144,336	0.34

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	161,000	$44,989	0.11
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	3,000	769	—
Petronas Capital Ltd., 2.480%, 01/28/2032		204,000	183,622	0.44
Petronas Capital Ltd., 4.550%, 04/21/2050		570,000	499,531	1.19
			2,662,817	6.34
Mexico (Cost $2,415,353)
Mexican Bonos, 7.750%, 05/29/2031	MXN	3,520,000	196,150	0.47
Mexican Bonos, 7.750%, 11/23/2034	MXN	10,870,000	585,532	1.39
Mexican Bonos, 7.750%, 11/13/2042	MXN	2,190,000	108,942	0.26
Mexican Udibonos, 4.000%, 08/24/2034	MXN	570,000	275,244	0.65
Mexican Udibonos, 4.500%, 11/22/2035	MXN	160,000	80,447	0.19
Mexico (Rep of), 6.338%, 05/04/2053		274,000	259,752	0.62
Mexico (Rep of), 6.400%, 05/07/2054		228,000	217,512	0.52
Mexico (Rep of), 3.750%, 04/19/2071		298,000	174,628	0.42
Petroleos Mexicanos, 6.700%, 02/16/2032		419,000	418,241	1.00
Petroleos Mexicanos, 7.690%, 01/23/2050		257,000	231,300	0.55
			2,547,748	6.07
Mongolia (Cost $215,633)
Mongolia (Rep of), 4.450%, 07/07/2031		257,000	240,295	0.57
			240,295	0.57
Morocco (Cost $140,149)
Morocco (Rep of), 4.000%, 12/15/2050		200,000	142,250	0.34
			142,250	0.34
Nigeria (Cost $761,489)
Nigeria (Rep of), 7.625%, 11/28/2047		543,000	507,705	1.21
Nigeria OMO Bill, 0.000%, 02/24/2026[4]	NGN	57,439,000	40,841	0.10
Nigeria OMO Bill, 0.000%, 03/24/2026[4]	NGN	130,911,000	91,437	0.22
Nigeria OMO Bill, 0.000%, 04/21/2026[4]	NGN	81,533,000	56,054	0.13
Nigeria OMO Bill, 0.000%, 07/21/2026[4]	NGN	249,553,000	164,420	0.39
Nigeria OMO Bill, 0.000%, 01/12/2027[4]	NGN	82,955,000	50,248	0.12
			910,705	2.17
Oman (Cost $486,940)
Oman (Rep of), 6.750%, 10/28/2027		267,000	277,012	0.66
Oman (Rep of), 6.750%, 01/17/2048		215,000	231,555	0.55
			508,567	1.21
Pakistan (Cost $163,441)
Pakistan (Rep of), 8.875%, 04/08/2051		200,000	200,800	0.48
			200,800	0.48
Panama (Cost $637,380)
Panama (Rep of), 3.160%, 01/23/2030		274,000	257,594	0.61
Panama (Rep of), 6.700%, 01/26/2036		54,000	57,618	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Panama (continued)
Panama (Rep of), 4.300%, 04/29/2053		357,000	$262,931	0.63
			578,143	1.38
Paraguay (Cost $319,689)
Paraguay (Rep of), 5.850%, 08/21/2033		329,000	344,134	0.82
			344,134	0.82
Peru (Cost $1,052,437)
Peru (Rep of), 5.375%, 02/08/2035		420,000	427,560	1.02
Peru (Rep of), 6.850%, 08/12/2035[2]	PEN	679,000	217,024	0.52
Peru (Rep of), 7.600%, 08/12/2039[2]	PEN	257,000	83,906	0.20
Peru (Rep of), 3.300%, 03/11/2041		100,000	77,016	0.18
Peru (Rep of), 5.625%, 11/18/2050		104,000	100,828	0.24
Peru (Rep of), 2.780%, 12/01/2060		146,000	79,059	0.19
Peru (Rep of), 3.230%, 07/28/2121		66,000	35,772	0.08
			1,021,165	2.43
Philippines (Cost $781,415)
Philippines (Rep of), 9.500%, 02/02/2030		145,000	173,130	0.41
Philippines (Rep of), 6.375%, 07/27/2030	PHP	11,340,000	198,402	0.47
Philippines (Rep of), 6.000%, 08/20/2030	PHP	6,655,000	114,734	0.28
Philippines (Rep of), 6.250%, 01/14/2036	PHP	12,000,000	201,563	0.48
			687,829	1.64
Poland (Cost $887,575)
Bank Gospodarstwa Krajowego, 5.750%, 07/09/2034		200,000	210,050	0.50
Poland (Rep of), 1.250%, 10/25/2030	PLN	542,000	133,147	0.31
Poland (Rep of), 4.875%, 10/04/2033		88,000	88,732	0.21
Poland (Rep of), 6.000%, 10/25/2033	PLN	246,000	74,427	0.18
Poland (Rep of), 5.000%, 10/25/2034	PLN	415,000	117,052	0.28
Poland (Rep of), 5.000%, 10/25/2035	PLN	693,000	193,757	0.46
Poland (Rep of), 5.500%, 03/18/2054		137,000	129,624	0.31
			946,789	2.25
Romania (Cost $1,827,418)
Romania (Rep of), 6.625%, 02/17/2028		172,000	178,880	0.43
Romania (Rep of), 6.300%, 04/26/2028	RON	1,765,000	412,374	0.98
Romania (Rep of), 3.000%, 02/14/2031		60,000	54,720	0.13
Romania (Rep of), 7.350%, 04/28/2031	RON	650,000	158,155	0.38
Romania (Rep of), 3.625%, 03/27/2032		44,000	40,356	0.10
Romania (Rep of), 8.250%, 09/29/2032	RON	895,000	227,278	0.54
Romania (Rep of), 7.125%, 01/17/2033		88,000	96,056	0.23
Romania (Rep of), 6.000%, 05/25/2034		24,000	24,420	0.06
Romania (Rep of), 4.750%, 10/11/2034	RON	415,000	84,776	0.20
Romania (Rep of), 5.750%, 03/24/2035		146,000	144,905	0.34
Romania (Rep of), 6.750%, 04/25/2035	RON	315,000	73,786	0.18
Romania (Rep of), 4.250%, 04/28/2036	RON	315,000	60,414	0.14

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Romania (continued)
Romania (Rep of), 6.625%, 05/16/2036		52,000	$54,470	0.13
Romania (Rep of), 7.900%, 02/24/2038	RON	525,000	133,919	0.32
Romania (Rep of), 6.125%, 01/22/2044		56,000	54,320	0.13
Romania (Rep of), 7.625%, 01/17/2053		50,000	55,583	0.13
			1,854,412	4.42
Saudi Arabia (Cost $896,856)
KSA Ijarah Sukuk Ltd., 4.875%, 09/09/2035[2]		203,000	201,782	0.48
Saudi (Rep of), 4.750%, 01/18/2028		348,000	351,480	0.84
Saudi (Rep of), 4.500%, 04/22/2060		297,000	232,590	0.55
			785,852	1.87
Serbia (Cost $235,987)
Serbia (Rep of), 6.000%, 06/12/2034		230,000	238,278	0.57
			238,278	0.57
South Africa (Cost $1,139,103)
South Africa (Rep of), 4.300%, 10/12/2028		380,000	376,417	0.90
South Africa (Rep of), 7.100%, 11/19/2036		200,000	212,195	0.50
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	2,858,931	181,128	0.43
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	7,451,621	453,892	1.08
			1,223,632	2.91
Supranational (Cost $192,775)
Inter-American Development Bank, 7.350%, 10/06/2030	INR	8,000,000	87,715	0.21
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	8,300,000	88,356	0.21
			176,071	0.42
Thailand (Cost $380,002)
Thailand (Rep of), 2.650%, 06/17/2028	THB	2,359,000	77,236	0.18
Thailand (Rep of), 3.390%, 06/17/2037	THB	946,000	33,722	0.08
Thailand (Rep of), 3.300%, 06/17/2038	THB	3,112,000	109,870	0.26
Thailand (Rep of), 2.980%, 06/17/2045	THB	4,621,000	149,937	0.36
Thailand (Rep of), 3.600%, 06/17/2067	THB	874,000	32,301	0.08
			403,066	0.96
Turkey (Cost $962,768)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	3,064,838	70,477	0.17
Turkey (Rep of), 5.250%, 03/13/2030		356,000	350,703	0.84
Turkey (Rep of), 7.250%, 05/29/2032		209,000	219,059	0.52
Turkey (Rep of), 26.200%, 10/05/2033	TRY	2,213,259	47,994	0.11
Turkey (Rep of), 4.875%, 04/16/2043		336,000	252,299	0.60
			940,532	2.24
Ukraine (Cost $246,257)
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2034[3]		221,735	139,250	0.33

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2035[3]		278,322	$171,446	0.41
			310,696	0.74
United Arab Emirates (Cost $498,000)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		369,000	258,300	0.62
DP World Crescent Ltd., 3.875%, 07/18/2029		218,000	212,025	0.50
			470,325	1.12
United States (Cost $1,226,226)
U.S. Treasury Bill, 3.513%, 03/19/2026[9]		1,231,800	1,226,222	2.92
			1,226,222	2.92
Uruguay (Cost $939,128)
Uruguay (Rep of), 5.750%, 10/28/2034		184,978	196,077	0.47
Uruguay (Rep of), 8.000%, 10/29/2035	UYU	4,254,255	114,912	0.27
Uruguay (Rep of), 5.442%, 02/14/2037		203,000	209,902	0.50
Uruguay (Rep of), 4.125%, 11/20/2045		114,498	99,098	0.23
Uruguay (Rep of), 5.250%, 09/10/2060		181,639	167,925	0.40
Uruguay Monetary Regulation Bill, 0.000%, 05/08/2026[4]	UYU	3,284,000	83,273	0.20
Uruguay Monetary Regulation Bill, 0.000%, 01/08/2027[4]	UYU	1,500,000	36,504	0.09
			907,691	2.16
Uzbekistan (Cost $400,000)
Navoi Mining & Metallurgical Combinat, 6.750%, 05/14/2030		200,000	210,315	0.50
Uzbekistan (Rep of), 6.947%, 05/25/2032		200,000	215,630	0.51
			425,945	1.01
Venezuela (Cost $3,916,545)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		4,276,000	4,318,760	10.28
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[5,6]		121,900	47,065	0.11
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		146,780	52,841	0.13
Venezuela (Rep of), 11.750%, 10/21/2026[5]		447,300	194,799	0.47
Venezuela (Rep of), 9.250%, 09/15/2027[5]		473,000	202,870	0.48
Venezuela (Rep of), 11.950%, 08/05/2031[5]		298,400	130,401	0.31
			4,946,736	11.78
Zambia (Cost $130,100)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[3]		142,473	139,268	0.33
			139,268	0.33
Total Debt Securities (Cost $49,260,035)			40,822,103	97.20

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $173,711)
Sunac China Holdings Ltd.*	HKD	538,000	$83,097	0.20

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
China (continued)
Sunac Services Holdings Ltd.[2]	HKD	66,000	$12,180	0.03
Yuzhou Group Holdings Co. Ltd.*	HKD	270,000	3,838	0.01
			99,115	0.24
Total Equity Securities (Cost $173,711)			99,115	0.24
Total Investments (Total Cost $49,433,746)			40,921,218	97.44
Other Assets Less Liabilities			1,076,324	2.56
Net Assets			$41,997,542	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2026, these securities had a total value of $1,954,647 or 4.66% of net assets.
[3]	Step coupon bond. Rate as of January 31, 2026 is disclosed.
[4]	Zero coupon bond.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
At January 31, 2026, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/03/2026	HSBC	Brazilian Real	7,818,276	United States Dollar	1,403,815	$80,835
02/11/2026	Northern Trust	United States Dollar	998,000	Indian Rupee	89,763,149	21,743
02/27/2026	Morgan Stanley	Nigerian Naira	99,613,665	United States Dollar	67,455	3,424
03/03/2026	Northern Trust	United States Dollar	573,169	Brazilian Real	3,028,454	1,499
03/11/2026	Morgan Stanley	Indonesian Rupiah	26,285,397,651	United States Dollar	1,562,505	3,290
03/12/2026	Morgan Stanley	Chinese Offshore Yuan	28,740,075	United States Dollar	4,092,356	45,790
03/12/2026	Northern Trust	United States Dollar	58,500	Chinese Offshore Yuan	406,010	41
03/18/2026	Merrill Lynch	Malaysian Ringgit	2,249,068	United States Dollar	550,925	20,219
03/18/2026	Barclays	Thai Baht	65,272,944	United States Dollar	2,069,566	11,233
03/18/2026	Northern Trust	United States Dollar	84,880	Malaysian Ringgit	334,107	35
03/18/2026	Northern Trust	United States Dollar	241,600	Thai Baht	7,496,274	2,630
04/13/2026	Morgan Stanley	Kazakhstan Tenge	55,634,100	United States Dollar	106,000	1,968
04/17/2026	HSBC	Indian Rupee	59,355,839	United States Dollar	641,743	1,375
04/17/2026	Northern Trust	United States Dollar	1,774,759	Indian Rupee	161,377,940	26,237
04/27/2026	BNP Paribas	Korean Won	301,812,660	United States Dollar	206,000	2,667
04/30/2026	HSBC	Czech Koruna	11,515,356	United States Dollar	557,864	3,547
04/30/2026	Morgan Stanley	Israeli Shekel	407,090	United States Dollar	129,778	1,683
04/30/2026	Barclays	Polish Zloty	4,859,509	United States Dollar	1,356,268	11,378
04/30/2026	Northern Trust	United States Dollar	79,646	Chilean Peso	68,764,792	981
04/30/2026	Northern Trust	United States Dollar	270,765	Colombian Peso	1,014,050,979	1,784
04/30/2026	Northern Trust	United States Dollar	284,721	Romanian Leu	1,223,802	1,162
05/04/2026	Northern Trust	United States Dollar	336,147	Malaysian Ringgit	1,322,404	42
Subtotal Appreciation						243,563
02/03/2026	HSBC	Brazilian Real	3,028,454	United States Dollar	576,739	(1,651)
02/03/2026	Northern Trust	United States Dollar	1,953,565	Brazilian Real	10,846,730	(106,174)
02/11/2026	HSBC	Indian Rupee	133,723,745	United States Dollar	1,496,248	(41,879)
02/11/2026	Northern Trust	United States Dollar	477,734	Indian Rupee	43,960,596	(378)
02/27/2026	Northern Trust	United States Dollar	169,168	Philippine Peso	10,000,000	(428)
02/27/2026	JPMorgan Chase	Uzbekistan Som	2,556,069,717	United States Dollar	211,005	(2,085)
03/11/2026	Morgan Stanley	Indonesian Rupiah	3,084,167,358	United States Dollar	185,145	(1,424)
03/11/2026	Northern Trust	United States Dollar	1,542,442	Indonesian Rupiah	25,983,567,790	(5,373)
03/12/2026	Northern Trust	United States Dollar	1,751,217	Chinese Offshore Yuan	12,218,262	(8,031)
03/18/2026	Barclays	Thai Baht	2,047,033	United States Dollar	65,988	(732)
03/18/2026	Northern Trust	United States Dollar	338,530	Malaysian Ringgit	1,366,648	(8,526)
03/18/2026	Northern Trust	United States Dollar	1,153,191	Thai Baht	36,473,943	(9,541)
04/17/2026	HSBC	Indian Rupee	187,682,962	United States Dollar	2,072,409	(38,873)
04/27/2026	BNP Paribas	Korean Won	1,533,628,608	United States Dollar	1,069,879	(9,562)
04/30/2026	Goldman Sachs	Chilean Peso	366,884,000	United States Dollar	425,000	(5,296)
04/30/2026	HSBC	Czech Koruna	3,780,358	United States Dollar	185,000	(695)
04/30/2026	HSBC	Hungarian Forint	32,871,870	United States Dollar	102,899	(1,352)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/30/2026	Merrill Lynch	Mexican Peso	17,568,062	United States Dollar	998,027	$(1,127)
04/30/2026	Merrill Lynch	Peruvian Nuevo Sol	2,900,452	United States Dollar	865,608	(6,402)
04/30/2026	Barclays	Polish Zloty	869,192	United States Dollar	245,000	(377)
04/30/2026	Societe Generale	Romanian Leu	828,576	United States Dollar	192,000	(16)
04/30/2026	HSBC	Singapore Dollar	1,019,927	United States Dollar	808,056	(1,382)
04/30/2026	Merrill Lynch	South African Rand	15,814,271	United States Dollar	979,976	(7,331)
04/30/2026	Morgan Stanley	Taiwan Dollar	21,821,027	United States Dollar	696,150	(6,697)
04/30/2026	Barclays	Turkish Lira	48,445,542	United States Dollar	1,043,745	(2,378)
04/30/2026	Northern Trust	United States Dollar	18,687	Hungarian Forint	6,124,236	(232)
04/30/2026	Northern Trust	United States Dollar	97,100	Mexican Peso	1,712,213	(60)
04/30/2026	Northern Trust	United States Dollar	183,717	Philippine Peso	10,894,421	(606)
04/30/2026	Northern Trust	United States Dollar	364,406	Romanian Leu	1,587,091	(3,328)
04/30/2026	HSBC	Uruguayan Peso	2,190,508	United States Dollar	58,087	(1,963)
Subtotal Depreciation						(273,899)
Total						$(30,336)
At January 31, 2026, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
1-Day CLP CLICP (Pay Semi-Annually)	4.410% (Receive Semi-Annually)	CLP	960,000,000	01/26/2028	$968	$—	$968
5.250% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	480,000,000	01/26/2036	(4,338)	—	(4,338)
4.710% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	403,000,000	02/02/2031	(106)	—	(106)
1-Day COOVIBR (Pay Quarterly)	8.420% (Receive Quarterly)	COP	11,014,000,000	01/21/2027	(63,848)	—	(63,848)
1-Day COOVIBR (Pay Quarterly)	8.170% (Receive Quarterly)	COP	2,609,650,000	04/07/2027	(21,300)	—	(21,300)
5.744% (Pay Semi-Annually)	1-Day INR MIBOR (Receive Semi-Annually)	INR	42,780,000	06/16/2030	5,961	—	5,961
7.290% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	10,200,000	12/11/2030	5,783	—	5,783
7.631% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	5,300,000	03/12/2031	(619)	—	(619)
							$(77,499)

**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $618,475)
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2030[2]	BRL	4,734,000	$560,023	5.56
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2032[2]	BRL	119,900	109,171	1.08
			669,194	6.64
Chile (Cost $464,990)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	20,000,000	23,117	0.23
Bonos de la Tesoreria de la Republica en pesos, 5.800%, 10/01/2029[3]	CLP	250,000,000	295,888	2.94
Bonos de la Tesoreria de la Republica en pesos, 6.000%, 04/01/2033[3]	CLP	130,000,000	155,419	1.54
			474,424	4.71
China (Cost $404,118)
China (Rep of), 1.440%, 09/15/2027	CNY	530,000	76,238	0.76
China (Rep of), 2.620%, 09/25/2029	CNY	370,000	55,453	0.55
China (Rep of), 1.780%, 09/15/2032	CNY	950,000	137,379	1.36
China (Rep of), 1.830%, 08/25/2035	CNY	400,000	57,636	0.57
China (Rep of), 1.980%, 04/25/2045	CNY	130,000	17,727	0.18
China (Rep of), 2.150%, 08/25/2055	CNY	490,000	68,585	0.68
			413,018	4.10
Colombia (Cost $421,718)
Colombian TES, 7.000%, 03/26/2031	COP	539,600,000	114,909	1.14
Colombian TES, 7.000%, 06/30/2032	COP	306,900,000	62,469	0.62
Colombian TES, 13.250%, 02/09/2033	COP	394,800,000	109,647	1.09
Colombian TES, 7.250%, 10/18/2034	COP	307,600,000	60,636	0.60
Colombian TES, 11.500%, 07/25/2046	COP	404,200,000	100,822	1.00
			448,483	4.45
Czech Republic (Cost $375,862)
Czech (Rep of), 5.000%, 09/30/2030	CZK	2,480,000	127,317	1.26
Czech (Rep of), 1.750%, 06/23/2032	CZK	1,670,000	71,198	0.71
Czech (Rep of), 4.900%, 04/14/2034	CZK	3,390,000	172,462	1.71
Czech (Rep of), 1.950%, 07/30/2037	CZK	910,000	34,088	0.34
			405,065	4.02
Egypt (Cost $202,158)
Egypt (Rep of), 23.440%, 07/01/2028	EGP	2,349,000	50,637	0.50
Egypt (Rep of), 23.381%, 08/26/2028	EGP	2,245,000	48,323	0.48
Egypt Treasury Bills, 20.394%, 09/29/2026[4]	EGP	5,875,000	108,050	1.07
			207,010	2.05
Hungary (Cost $393,001)
Hungary (Rep of), 9.500%, 10/21/2026	HUF	22,860,000	72,627	0.72
Hungary (Rep of), 3.000%, 10/27/2027	HUF	12,730,000	37,607	0.37
Hungary (Rep of), 4.500%, 03/23/2028	HUF	10,650,000	32,058	0.32

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Hungary (continued)
Hungary (Rep of), 6.750%, 10/22/2028	HUF	2,410,000	$7,601	0.08
Hungary (Rep of), 3.000%, 08/21/2030	HUF	14,230,000	38,831	0.38
Hungary (Rep of), 6.750%, 07/23/2031	HUF	29,440,000	93,400	0.93
Hungary (Rep of), 4.750%, 11/24/2032	HUF	10,070,000	28,589	0.28
Hungary (Rep of), 7.000%, 10/24/2035	HUF	31,450,000	100,545	1.00
Hungary (Rep of), 3.000%, 10/27/2038	HUF	5,640,000	11,972	0.12
			423,230	4.20
India (Cost $577,342)
India (Rep of), 7.180%, 08/14/2033	INR	8,880,000	99,078	0.98
India (Rep of), 7.410%, 12/19/2036	INR	3,630,000	41,041	0.41
India (Rep of), 7.180%, 07/24/2037	INR	14,410,000	159,604	1.58
India (Rep of), 7.360%, 09/12/2052	INR	12,240,000	132,729	1.32
India (Rep of), 7.300%, 06/19/2053	INR	9,150,000	98,694	0.98
			531,146	5.27
Indonesia (Cost $1,058,897)
Indonesia (Rep of), 5.500%, 04/15/2026	IDR	1,071,000,000	63,882	0.63
Indonesia (Rep of), 5.125%, 04/15/2027	IDR	625,000,000	37,346	0.37
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	2,169,000,000	132,563	1.32
Indonesia (Rep of), 6.375%, 08/15/2028	IDR	1,834,000,000	112,336	1.12
Indonesia (Rep of), 6.875%, 04/15/2029	IDR	611,000,000	37,885	0.38
Indonesia (Rep of), 6.500%, 07/15/2030	IDR	123,000,000	7,536	0.07
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	787,000,000	49,134	0.49
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	694,000,000	42,630	0.42
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	1,159,000,000	78,051	0.77
Indonesia (Rep of), 6.375%, 04/15/2032	IDR	1,017,000,000	61,498	0.61
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	583,000,000	37,155	0.37
Indonesia (Rep of), 7.000%, 02/15/2033	IDR	586,000,000	36,189	0.36
Indonesia (Rep of), 6.625%, 02/15/2034	IDR	435,000,000	26,354	0.26
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	830,000,000	55,687	0.55
Indonesia (Rep of), 6.750%, 07/15/2035	IDR	388,000,000	23,763	0.24
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	635,000,000	42,924	0.43
Indonesia (Rep of), 7.125%, 06/15/2038	IDR	1,906,000,000	119,167	1.18
Indonesia (Rep of), 7.125%, 08/15/2045	IDR	320,000,000	20,126	0.20
			984,226	9.77
Malaysia (Cost $420,056)
Malaysia (Rep of), 3.476%, 07/02/2035	MYR	96,000	24,293	0.24
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	226,000	63,764	0.63
Malaysia (Rep of), 4.054%, 04/18/2039	MYR	149,000	38,820	0.39
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	100,000	25,214	0.25
Malaysia (Rep of), 4.696%, 10/15/2042	MYR	297,000	82,992	0.82
Malaysia (Rep of), 4.180%, 05/16/2044	MYR	53,000	13,905	0.14
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	11,000	3,177	0.03
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	283,000	72,510	0.72

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia (Rep of), 4.457%, 03/31/2053	MYR	235,000	$63,734	0.63
Malaysia Government Investment Issue, 4.417%, 09/30/2041	MYR	11,000	2,985	0.03
Malaysia Government Investment Issue, 4.291%, 08/14/2043	MYR	59,000	15,691	0.16
Malaysia Government Investment Issue, 5.357%, 05/15/2052	MYR	250,000	76,914	0.76
			483,999	4.80
Mexico (Cost $805,126)
Mexican Bonos, 8.500%, 05/31/2029	MXN	210,000	12,197	0.12
Mexican Bonos, 7.750%, 05/29/2031	MXN	4,710,000	262,462	2.61
Mexican Bonos, 7.750%, 11/23/2034	MXN	1,530,000	82,416	0.82
Mexican Bonos, 8.500%, 11/18/2038	MXN	1,960,000	107,173	1.06
Mexican Bonos, 7.750%, 11/13/2042	MXN	1,830,000	91,034	0.90
Mexican Bonos, 8.000%, 11/07/2047	MXN	1,090,000	54,824	0.54
Mexican Udibonos, 2.750%, 11/27/2031	MXN	290,000	132,273	1.31
Mexican Udibonos, 4.000%, 08/24/2034	MXN	260,000	125,550	1.25
Mexican Udibonos, 4.500%, 11/22/2035	MXN	30,000	15,084	0.15
			883,013	8.76
Nigeria (Cost $161,214)
Nigeria OMO Bill, 0.000%, 02/24/2026[2]	NGN	14,724,000	10,469	0.10
Nigeria OMO Bill, 0.000%, 03/03/2026[2]	NGN	59,626,000	42,223	0.42
Nigeria OMO Bill, 0.000%, 03/24/2026[2]	NGN	90,309,000	63,078	0.63
Nigeria OMO Bill, 0.000%, 04/07/2026[2]	NGN	11,877,000	8,238	0.08
Nigeria OMO Bill, 0.000%, 04/21/2026[2]	NGN	14,134,000	9,717	0.10
Nigeria OMO Bill, 0.000%, 07/21/2026[2]	NGN	37,538,000	24,732	0.24
Nigeria OMO Bill, 0.000%, 01/12/2027[2]	NGN	21,265,000	12,881	0.13
			171,338	1.70
Peru (Cost $190,403)
Peru (Rep of), 7.300%, 08/12/2033[3]	PEN	34,000	11,541	0.11
Peru (Rep of), 6.850%, 08/12/2035[3]	PEN	287,000	91,732	0.91
Peru (Rep of), 7.600%, 08/12/2039[3]	PEN	336,000	109,698	1.09
			212,971	2.11
Philippines (Cost $228,605)
Philippines (Rep of), 6.375%, 07/27/2030	PHP	10,550,000	184,581	1.83
Philippines (Rep of), 6.000%, 08/20/2030	PHP	2,095,000	36,118	0.36
			220,699	2.19
Poland (Cost $438,231)
Poland (Rep of), 2.750%, 10/25/2029	PLN	261,000	70,361	0.70
Poland (Rep of), 4.500%, 07/25/2030	PLN	127,000	36,102	0.36
Poland (Rep of), 1.250%, 10/25/2030	PLN	192,000	47,167	0.47
Poland (Rep of), 1.750%, 04/25/2032	PLN	420,000	100,360	0.99
Poland (Rep of), 6.000%, 10/25/2033	PLN	473,000	143,105	1.42
Poland (Rep of), 5.000%, 10/25/2034	PLN	189,000	53,308	0.53

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Poland (continued)
Poland (Rep of), 5.000%, 10/25/2035	PLN	204,000	$57,037	0.57
			507,440	5.04
Romania (Cost $429,420)
Romania (Rep of), 6.300%, 04/25/2029	RON	75,000	17,519	0.17
Romania (Rep of), 4.850%, 07/25/2029	RON	200,000	44,633	0.44
Romania (Rep of), 8.000%, 04/29/2030	RON	70,000	17,335	0.17
Romania (Rep of), 4.150%, 10/24/2030	RON	115,000	24,499	0.24
Romania (Rep of), 7.350%, 04/28/2031	RON	390,000	94,893	0.94
Romania (Rep of), 8.250%, 09/29/2032	RON	350,000	88,880	0.88
Romania (Rep of), 7.100%, 07/31/2034	RON	45,000	10,800	0.11
Romania (Rep of), 4.750%, 10/11/2034	RON	285,000	58,220	0.58
Romania (Rep of), 6.750%, 04/25/2035	RON	110,000	25,766	0.26
Romania (Rep of), 4.250%, 04/28/2036	RON	110,000	21,097	0.21
Romania (Rep of), 7.900%, 02/24/2038	RON	180,000	45,915	0.46
			449,557	4.46
South Africa (Cost $598,191)
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	989,335	62,968	0.63
South Africa (Rep of), 8.875%, 02/28/2035	ZAR	3,496,927	227,804	2.26
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	1,244,830	77,620	0.77
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	1,725,529	109,321	1.09
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,993,953	243,279	2.41
			720,992	7.16
Supranational (Cost $164,213)
Inter-American Development Bank, 7.350%, 10/06/2030	INR	8,000,000	87,715	0.87
International Bank for Reconstruction & Development, 6.500%, 04/17/2030	INR	5,800,000	61,743	0.61
			149,458	1.48
Thailand (Cost $410,977)
Thailand (Rep of), 3.775%, 06/25/2032	THB	886,000	31,776	0.32
Thailand (Rep of), 3.350%, 06/17/2033	THB	1,814,000	63,985	0.63
Thailand (Rep of), 1.585%, 12/17/2035	THB	2,103,000	64,256	0.64
Thailand (Rep of), 3.400%, 06/17/2036	THB	445,000	15,874	0.16
Thailand (Rep of), 3.390%, 06/17/2037	THB	3,245,000	115,674	1.15
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,204,000	42,508	0.42
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,047,000	30,841	0.31
Thailand (Rep of), 2.980%, 06/17/2045	THB	1,742,000	56,522	0.56
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,449,000	46,686	0.46
			468,122	4.65
Turkey (Cost $117,962)
Turkey (Rep of), 31.080%, 11/08/2028	TRY	1,006,740	23,150	0.23
Turkey (Rep of), 26.200%, 10/05/2033	TRY	2,709,134	58,747	0.58
			81,897	0.81

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
United States (Cost $380,166)
U.S. Treasury Bill, 3.492%, 03/19/2026[4]		381,900	$380,171	3.77
			380,171	3.77
Uruguay (Cost $117,602)
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	416,243	11,165	0.11
Uruguay (Rep of), 8.000%, 10/29/2035	UYU	996,390	26,914	0.27
Uruguay Monetary Regulation Bill, 0.000%, 05/08/2026[2]	UYU	1,479,000	37,503	0.37
Uruguay Monetary Regulation Bill, 0.000%, 01/08/2027[2]	UYU	1,926,000	46,871	0.47
			122,453	1.22
Total Debt Securities (Cost $8,978,727)			9,407,906	93.36
Total Investments in Securities (Cost $8,978,727)			9,407,906	93.36
Total Investments (Total Cost $8,978,727)			9,407,906	93.36
Other Assets Less Liabilities			668,698	6.64
Net Assets			$10,076,604	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2026, these securities had a total value of $687,395 or 6.82% of net assets.
[4]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
At January 31, 2026, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/03/2026	HSBC	Brazilian Real	624,518	United States Dollar	111,928	$6,665
02/03/2026	Northern Trust	United States Dollar	495	Brazilian Real	2,598	1
02/11/2026	HSBC	Indian Rupee	4,090,404	United States Dollar	44,452	35
02/11/2026	Northern Trust	United States Dollar	238,000	Indian Rupee	21,406,442	5,185
02/27/2026	Morgan Stanley	Nigerian Naira	76,800,000	United States Dollar	52,006	2,640
03/03/2026	Northern Trust	United States Dollar	35,000	Brazilian Real	183,962	274
03/11/2026	Morgan Stanley	Indonesian Rupiah	1,147,000,000	United States Dollar	67,881	445
03/11/2026	Northern Trust	United States Dollar	124,160	Indonesian Rupiah	2,072,293,453	716
03/12/2026	Morgan Stanley	Chinese Offshore Yuan	5,954,622	United States Dollar	848,841	8,536
03/18/2026	Merrill Lynch	Malaysian Ringgit	2,460,558	United States Dollar	602,730	22,120
03/18/2026	Barclays	Thai Baht	10,520,317	United States Dollar	333,354	2,017
03/18/2026	Northern Trust	United States Dollar	100,000	Thai Baht	3,101,040	1,144
04/13/2026	Morgan Stanley	Kazakhstan Tenge	26,242,500	United States Dollar	50,000	928
04/17/2026	HSBC	Indian Rupee	6,892,402	United States Dollar	74,651	28
04/17/2026	Northern Trust	United States Dollar	75,900	Indian Rupee	6,869,158	1,473
04/27/2026	BNP Paribas	Korean Won	145,045,890	United States Dollar	99,000	1,282
04/30/2026	HSBC	Czech Koruna	3,319,739	United States Dollar	160,825	1,022
04/30/2026	Barclays	Polish Zloty	2,149,843	United States Dollar	600,012	5,034
04/30/2026	Northern Trust	United States Dollar	96,274	Chilean Peso	83,121,272	1,186
04/30/2026	Northern Trust	United States Dollar	90,000	Colombian Peso	336,780,000	668
04/30/2026	Northern Trust	United States Dollar	35,000	Mexican Peso	609,711	402
04/30/2026	Northern Trust	United States Dollar	27,137	Romanian Leu	116,741	88
Subtotal Appreciation						61,889
02/03/2026	Northern Trust	United States Dollar	115,000	Brazilian Real	621,920	(3,100)
02/11/2026	HSBC	Indian Rupee	17,316,038	United States Dollar	193,520	(5,192)
02/27/2026	Northern Trust	United States Dollar	118,417	Philippine Peso	7,000,000	(300)
02/27/2026	JPMorgan Chase	Uzbekistan Som	1,202,729,000	United States Dollar	99,329	(1,024)
03/11/2026	Morgan Stanley	Indonesian Rupiah	446,246,400	United States Dollar	26,646	(63)
03/11/2026	Northern Trust	United States Dollar	199,000	Indonesian Rupiah	3,371,459,470	(1,835)
03/12/2026	Northern Trust	United States Dollar	32,200	Chinese Offshore Yuan	227,684	(583)
03/18/2026	Barclays	Thai Baht	621,756	United States Dollar	20,000	(180)
04/17/2026	HSBC	Indian Rupee	28,879,385	United States Dollar	319,980	(7,073)
04/17/2026	Northern Trust	United States Dollar	44,197	Indian Rupee	4,090,404	(122)
04/30/2026	HSBC	Colombian Peso	16,260,204	United States Dollar	4,332	(19)
04/30/2026	Merrill Lynch	Mexican Peso	2,612,670	United States Dollar	148,948	(692)
04/30/2026	Merrill Lynch	Peruvian Nuevo Sol	640,161	United States Dollar	190,926	(1,290)
04/30/2026	Societe Generale	Romanian Leu	576,104	United States Dollar	133,663	(178)
04/30/2026	Merrill Lynch	South African Rand	2,779,900	United States Dollar	171,741	(765)
04/30/2026	Barclays	Turkish Lira	12,991,153	United States Dollar	279,891	(638)
04/30/2026	Northern Trust	United States Dollar	196,273	Hungarian Forint	64,325,069	(2,438)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/30/2026	Northern Trust	United States Dollar	107,549	Philippine Peso	6,377,672	$(355)
04/30/2026	Northern Trust	United States Dollar	151,796	Romanian Leu	661,112	(1,386)
04/30/2026	HSBC	Uruguayan Peso	1,490,230	United States Dollar	39,518	(1,335)
Subtotal Depreciation						(28,568)
Total						$33,321
At January 31, 2026, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared interest rate swap contracts outstanding:
Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
1-Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.130% (Receive At Maturity)	BRL	1,073,075	01/02/2029	$1,546	$—	$1,546
1-Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.260% (Receive At Maturity)	BRL	2,601,887	01/03/2028	2,431	—	2,431
1-Day Brazil CENTIP Interbank Deposit Rate (Pay At Maturity)	13.090% (Receive At Maturity)	BRL	880,576	01/02/2029	1,254	—	1,254
5.250% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	114,000,000	01/26/2036	(1,030)	—	(1,030)
4.710% (Pay Semi-Annually)	1-Day CLP CLICP (Receive Semi-Annually)	CLP	193,000,000	02/02/2031	(51)	—	(51)
7-Day CNY CNRR (Pay Quarterly)	2.775% (Receive Quarterly)	CNY	1,700,000	03/15/2028	6,703	—	6,703
7-Day CNY CNRR (Pay Quarterly)	1.770% (Receive Quarterly)	CNY	700,000	10/11/2029	678	—	678
1-Day COOVIBR (Pay Quarterly)	8.420% (Receive Quarterly)	COP	2,183,000,000	01/21/2027	(12,655)	—	(12,655)
1-Day COOVIBR (Pay Quarterly)	8.170% (Receive Quarterly)	COP	605,810,000	04/07/2027	(4,945)	—	(4,945)
1-Day INR MIBOR (Pay Semi-Annually)	5.794% (Receive Semi-Annually)	INR	6,430,000	06/18/2035	(3,073)	—	(3,073)
5.744% (Pay Semi-Annually)	1-Day INR MIBOR (Receive Semi-Annually)	INR	1,337,000	06/16/2030	186	—	186
7.290% (Pay Monthly)	1-Day MXN-TIIE-BANXICO (Receive Monthly)	MXN	4,400,000	12/11/2030	2,495	—	2,495
3M MYR KLIBO (Pay Quarterly)	3.270% (Receive Quarterly)	MYR	539,000	06/17/2030	(1,117)	—	(1,117)
6M PLN WIBOR (Pay Semi-Annually)	4.681% (Receive Annually)	PLN	150,000	06/19/2034	2,701	—	2,701
							$(4,877)

**Includes cumulative appreciation/depreciation on centrally cleared interest rate swap agreements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Argentina (Cost $913,175)
Pampa Energia S.A., 7.875%, 12/16/2034		130,000	$132,249	0.75
Pluspetrol S.A., 8.500%, 05/30/2032		130,000	133,666	0.76
Telecom Argentina S.A., 9.500%, 07/18/2031		100,000	106,500	0.61
Transportadora de Gas del Sur S.A., 7.750%, 11/20/2035[2]		200,000	200,500	1.14
Vista Energy Argentina S.A.U., 7.625%, 12/10/2035		130,000	130,422	0.74
YPF Energia Electrica S.A., 7.875%, 10/16/2032		130,000	131,219	0.75
YPF S.A., 9.500%, 01/17/2031		98,000	103,718	0.59
			938,274	5.34
Brazil (Cost $1,021,362)
Embraer Netherlands Finance B.V., 5.400%, 01/09/2038		200,000	197,740	1.12
JBS N.V./JBS U.S.A. Foods Group Holdings, Inc./JBS U.S.A. Food Co. Holdings, 6.500%, 12/01/2052		90,000	93,791	0.53
LD Celulose International GmbH, 7.950%, 01/26/2032		200,000	210,476	1.20
Petrobras Global Finance B.V., 6.850%, 06/05/2115		35,000	33,136	0.19
Samarco Mineracao S.A., 9.500%, 06/30/2031[3]		145,563	146,276	0.83
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	219,626	1.25
Vale Overseas Ltd., 6.875%, 11/10/2039		47,000	53,283	0.30
Vale Overseas Ltd., 6.400%, 06/28/2054		85,000	87,337	0.50
			1,041,665	5.92
Chile (Cost $596,848)
Banco de Credito e Inversiones S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.944%), 8.750%, 05/08/2029[4]		200,000	215,348	1.22
Chile Electricity Lux Mpc II S.a.r.l., 5.580%, 10/20/2035		195,501	201,170	1.14
Latam Airlines Group S.A., 7.625%, 01/07/2031[2]		200,000	210,200	1.20
			626,718	3.56
China (Cost $7,117,187)
Central China Real Estate Ltd., 7.250%, 07/16/2024[5,6]		465,000	6,975	0.04
Central China Real Estate Ltd., 7.250%, 08/13/2024[5,6]		2,611,000	39,165	0.22
Central China Real Estate Ltd., 7.250%, 04/28/2025[5,6]		190,000	1,900	0.01
Central China Real Estate Ltd., 7.650%, 08/27/2025[5,6]		400,000	4,000	0.02
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[5,6]		200,000	8,500	0.05
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[5,6]		760,000	31,350	0.18
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[5,6]		1,236,000	52,530	0.30
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[5]		1,099,000	38,465	0.22
Kaisa Group Holdings Ltd., 0.000%, 12/31/2026[2,7]		182,943	1,829	0.01
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[2]		35,568	2,867	0.02
Kaisa Group Holdings Ltd., 7.721%, 12/28/2027[2,3]		210,454	2,105	0.01
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[2,7]		228,690	800	—
Kaisa Group Holdings Ltd., 6.250%, 12/28/2028[2,3]		307,662	3,077	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[2,7]		365,888	3,659	0.02
Kaisa Group Holdings Ltd., 6.500%, 12/28/2029[2,3]		515,050	5,151	0.03
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[2,7]		365,888	3,659	0.02

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Kaisa Group Holdings Ltd., 6.750%, 12/28/2030[2,3]		620,798	$6,208	0.04
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[2,7]		457,360	2,287	0.01
Kaisa Group Holdings Ltd., 7.000%, 12/28/2031[2,3]		935,302	9,353	0.05
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[2,7]		457,360	3,659	0.02
Kaisa Group Holdings Ltd., 7.250%, 12/28/2032[2,3]		880,201	8,802	0.05
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[2,7]		862,837	8,628	0.05
Kuaishou Technology, 4.750%, 01/22/2036[2]		200,000	196,054	1.12
Sunac China Holdings Ltd., 0.000%, 06/23/2028[2,7]		366,582	88,903	0.51
Yuzhou Group Holdings Co. Ltd., 4.000%, 06/30/2028[3]		218,218	5,728	0.03
Yuzhou Group Holdings Co. Ltd., 4.500%, 06/30/2029[3]		380,920	7,856	0.05
Yuzhou Group Holdings Co. Ltd., 5.000%, 06/30/2030[3]		509,676	10,831	0.06
Yuzhou Group Holdings Co. Ltd., 5.500%, 06/30/2031[3]		716,698	7,167	0.04
Yuzhou Group Holdings Co. Ltd., 1.000%, 06/30/2034[3]		228,304	287	—
Zhenro Properties Group Ltd., 8.700%, 08/03/2022[5,6]		1,360,000	3,400	0.02
Zhenro Properties Group Ltd., 6.500%, 09/01/2022[5,6]		2,095,000	5,238	0.03
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[5,6]		700,000	1,750	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[5,6]		2,315,000	5,787	0.03
			577,970	3.29
Colombia (Cost $542,660)
AI Candelaria S.A., 5.750%, 06/15/2033		250,000	223,438	1.27
Ecopetrol S.A., 8.375%, 01/19/2036		245,000	253,416	1.44
Ecopetrol S.A., 5.875%, 05/28/2045		98,000	73,877	0.42
			550,731	3.13
Costa Rica (Cost $192,075)
Liberty Costa Rica Senior Secured Finance, 10.875%, 01/15/2031		180,000	190,406	1.08
			190,406	1.08
Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[5,6,8]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[2,5,6,8,9]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[5,6,8]	EUR	700,590	—	—
			—	—
Georgia (Cost $195,607)
Bank of Georgia JSC, (Variable, USD SOFR ICE Swap Rate 5Y + 5.618%), 9.500%, 07/16/2029[4]		200,000	209,500	1.19
			209,500	1.19
Guatemala (Cost $180,400)
CT Trust, 5.125%, 02/03/2032		200,000	190,848	1.09
			190,848	1.09
Hong Kong (Cost $606,663)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.450%), 5.905%, 05/14/2035[4]		200,000	210,098	1.19

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Hong Kong (continued)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.873%), 7.000%, 11/14/2035[2,4]		200,000	$205,784	1.17
Standard Chartered PLC, 5.700%, 03/26/2044		200,000	199,756	1.14
			615,638	3.50
India (Cost $617,494)
Power Finance Corp. Ltd., 4.500%, 06/18/2029		235,000	234,650	1.33
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	208,750	1.19
Vedanta Resources Finance II PLC, 9.475%, 07/24/2030		200,000	210,600	1.20
			654,000	3.72
Indonesia (Cost $260,778)
Medco Maple Tree Pte. Ltd., 8.960%, 04/27/2029		250,000	260,875	1.48
			260,875	1.48
Israel (Cost $558,920)
Energean Israel Finance Ltd., 8.500%, 09/30/2033[2]		158,790	170,153	0.97
Leviathan Bond Ltd., 6.500%, 06/30/2027[2]		67,382	67,993	0.38
Leviathan Bond Ltd., 6.750%, 06/30/2030[2]		137,043	140,384	0.80
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.100%), 5.837%, 04/15/2036[2,4]		200,000	202,000	1.15
			580,530	3.30
Kazakhstan (Cost $492,448)
KazMunayGas National Co. JSC, 5.750%, 04/19/2047		220,000	206,140	1.17
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		365,000	365,303	2.08
			571,443	3.25
Mexico (Cost $1,370,032)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[4]		215,000	230,738	1.31
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.072%), 8.375%, 05/20/2031[4]		200,000	211,100	1.20
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.214%), 8.125%, 01/08/2039[4]		200,000	217,905	1.24
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.875%, 01/14/2048		200,000	156,706	0.89
Infraestructura Energetica Nova S.A.P.I. de C.V., 4.750%, 01/15/2051		200,000	150,528	0.86
Petroleos Mexicanos, 6.500%, 06/02/2041		90,000	78,251	0.44
Sigma Foods S.A.B. de C.V., 6.875%, 03/25/2044		200,000	224,302	1.28
Tierra Mojada Luxembourg II S.a.r.l., 5.750%, 12/01/2040		168,676	165,555	0.94
			1,435,085	8.16
Morocco (Cost $416,031)
OCP S.A., 5.125%, 06/23/2051		200,000	161,606	0.92
OCP S.A., 7.500%, 05/02/2054		200,000	217,809	1.24
			379,415	2.16

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Nigeria (Cost $382,769)
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	$199,000	1.13
IHS Holding Ltd., 8.250%, 11/29/2031		200,000	208,810	1.19
			407,810	2.32
Pakistan (Cost $183,093)
Veon Midco B.V., 3.375%, 11/25/2027		205,000	195,453	1.11
			195,453	1.11
Panama (Cost $196,209)
Sable International Finance Ltd., 7.125%, 10/15/2032		200,000	202,574	1.15
			202,574	1.15
Peru (Cost $193,448)
Niagara Energy S.A.C., 5.746%, 10/03/2034		200,000	203,226	1.16
			203,226	1.16
Poland (Cost $113,829)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	110,000	128,361	0.73
			128,361	0.73
Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, 7.600%, 02/17/2027[5,10]		1,605,000	2	—
			2	—
Saudi Arabia (Cost $624,760)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		181,178	185,934	1.06
Greensaif Pipelines Bidco S.a.r.l., 6.510%, 02/23/2042		235,000	254,754	1.45
Saudi Arabian Oil Co., 5.875%, 07/17/2064		200,000	189,937	1.08
			630,625	3.59
Singapore (Cost $199,263)
Great Eastern Life Assurance Co. (The) Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 0.696%), 5.398%, 01/22/2032[4]		200,000	203,650	1.16
			203,650	1.16
South Africa (Cost $837,582)
Anglo American Capital PLC, 3.950%, 09/10/2050		200,000	151,600	0.86
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		270,000	261,900	1.49
Prosus N.V., 4.027%, 08/03/2050		360,000	251,001	1.43
Prosus N.V., 4.987%, 01/19/2052		225,000	179,692	1.02
			844,193	4.80
South Korea (Cost $616,992)
Hanwha Life Insurance Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.292%), 6.300%, 06/24/2055[4]		200,000	208,000	1.18
Shinhan Bank Co. Ltd., 5.750%, 04/15/2034		200,000	208,560	1.19

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
South Korea (continued)
Woori Bank, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.277%), 6.375%, 07/24/2029[4]		200,000	$208,282	1.18
			624,842	3.55
Thailand (Cost $331,333)
Bangkok Bank PCL, 9.025%, 03/15/2029		140,000	157,123	0.89
Bangkok Bank PCL, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.150%), 3.466%, 09/23/2036[4]		200,000	182,360	1.04
			339,483	1.93
Turkey (Cost $1,039,066)
Akbank T.A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.270%), 9.369%, 03/14/2029[4]		200,000	208,500	1.19
Turkcell Iletisim Hizmetleri A.S., 7.650%, 01/24/2032		200,000	212,375	1.21
Turkiye Is Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.633%), 9.125%, 01/15/2030[4]		200,000	208,500	1.19
Turkiye Vakiflar Bankasi T.A.O., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.439%), 8.195%, 10/06/2030[4]		200,000	199,676	1.13
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.499%), 9.743%, 04/04/2029[4]		205,000	214,867	1.22
			1,043,918	5.94
United Arab Emirates (Cost $197,045)
First Abu Dhabi Bank PJSC, (Variable, USD CMT 6Y + 4.138%), 4.500%, 04/05/2026[4]		200,000	199,437	1.14
			199,437	1.14
Uzbekistan (Cost $818,227)
Jscb Agrobank, 9.250%, 10/02/2029		200,000	219,062	1.24
Navoi Mining & Metallurgical Combinat, 6.950%, 10/17/2031		200,000	213,788	1.22
Navoiyuran State Enterprise, 6.700%, 07/02/2030		200,000	204,000	1.16
Uzbekneftegaz JSC, 8.750%, 05/07/2030		200,000	216,200	1.23
			853,050	4.85
Venezuela (Cost $1,898,643)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[5,6]		1,724,000	1,741,240	9.90
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[5]		1,524,000	548,640	3.12
			2,289,880	13.02
Zambia (Cost $208,264)
First Quantum Minerals Ltd., 8.625%, 06/01/2031		200,000	209,706	1.19
			209,706	1.19
Total Debt Securities (Cost $26,369,132)			17,199,308	97.81

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Bank Loans
Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[6,8]	EUR	952,166	$—	—
			—	—
Total Bank Loans (Cost $362,933)			—	—

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $107,465)
Sunac China Holdings Ltd.*	HKD	285,000	$44,019	0.25
Sunac Services Holdings Ltd.[2]	HKD	72,634	13,405	0.08
Yuzhou Group Holdings Co. Ltd.*	HKD	241,847	3,438	0.02
			60,862	0.35
Czech Republic (Cost $1,093,253)
New World Resources PLC, Class A*,8	GBP	36,580,138	—	—
			—	—
Total Equity Securities (Cost $1,200,718)			60,862	0.35
Total Investments (Total Cost $27,932,783)			17,260,170	98.16
Other Assets Less Liabilities			324,098	1.84
Net Assets			$17,584,268	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2026, these securities had a total value of $1,557,460 or 8.87% of net assets.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[5]	Issuer has defaulted on terms of debt obligation.
[6]	Maturity has been extended under the terms of a plan of reorganization.
[7]	Zero coupon bond.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]	Restricted security that has been deemed illiquid. At January 31, 2026 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST
New World Resources N.V., 0.000%, 10/07/2020	10/7/14	$-

[10]	Security is a Level 3 investment.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
At January 31, 2026, the Ashmore Emerging Markets Corporate Income Fund had open futures contracts as follows:
Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)(1)

Long Contracts
Ultra Long U.S. Treasury Bond	4	3/20/2026	USD	469,750	$10,140
Total					$10,140
(1) Includes cumulative appreciation/depreciation on futures contracts.
At January 31, 2026, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/02/2026	Northern Trust	United States Dollar	96,721	Euro	81,221	$319
Subtotal Appreciation						319
02/02/2026	Northern Trust	United States Dollar	94,567	Euro	81,221	(1,708)
Subtotal Depreciation						(1,708)
Total						$(1,389)
At January 31, 2026, the Ashmore Emerging Markets Corporate Income Fund had the following centrally cleared credit default swaps - buy protection outstanding:
Reference Obligation	Fixed Deal Pay Rate		Notional Amount	Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)**
Markit CDX Emerging Market Index Series 44 (Pay Quarterly)	1.000%	USD	2,000,000	12/20/2030	$20,512	$25,294	$(4,782)
					$20,512	$25,294	$(4,782)
**Includes cumulative appreciation/depreciation on centrally cleared credit default swap agreements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Brazil (Cost $1,606,675)
Azul Secured Finance LLP, 0.000%, 02/15/2031[2]		200,000	$198,056	0.67
Banco do Brasil S.A., 4.875%, 01/11/2029		400,000	398,800	1.36
BRF GmbH, 4.350%, 09/29/2026		400,000	397,664	1.35
NBM U.S. Holdings, Inc., 7.000%, 05/14/2026		115,000	114,712	0.39
Suzano Austria GmbH, 6.000%, 01/15/2029		500,000	516,350	1.75
			1,625,582	5.52
Chile (Cost $315,717)
BPCE S.A., 3.150%, 03/06/2030		200,000	188,937	0.64
GNL Quintero S.A., 4.634%, 07/31/2029		129,470	129,988	0.44
			318,925	1.08
China (Cost $4,230,051)
Central China Real Estate Ltd., 7.900%, 11/07/2023[3,4]		560,000	5,600	0.02
Central China Real Estate Ltd., 7.250%, 07/16/2024[3,4]		1,275,000	19,125	0.07
Central China Real Estate Ltd., 7.250%, 08/13/2024[3,4]		979,000	14,685	0.05
Central China Real Estate Ltd., 7.250%, 04/28/2025[3,4]		190,000	1,900	0.01
Central China Real Estate Ltd., 7.500%, 07/14/2025[3,4]		422,000	4,220	0.01
Central China Real Estate Ltd., 7.650%, 08/27/2025[3,4]		560,000	5,600	0.02
China SCE Group Holdings Ltd., 7.375%, 04/09/2024[3,4]		410,000	17,425	0.06
China SCE Group Holdings Ltd., 5.950%, 09/29/2024[3,4]		800,000	33,000	0.11
China SCE Group Holdings Ltd., 7.000%, 05/02/2025[3,4]		1,135,000	48,237	0.16
China SCE Group Holdings Ltd., 6.000%, 02/04/2026[3]		1,085,000	37,975	0.13
Fortune Star BVI Ltd., 8.500%, 05/19/2028		320,000	330,760	1.12
Kaisa Group Holdings Ltd., 0.000%, 12/31/2026[2,5]		443,131	4,431	0.02
Kaisa Group Holdings Ltd., 5.000%, 11/30/2027[2]		86,105	6,942	0.02
Kaisa Group Holdings Ltd., 7.721%, 12/28/2027[2,6]		509,769	5,098	0.02
Kaisa Group Holdings Ltd., 0.000%, 12/31/2027[2,5]		553,941	1,939	0.01
Kaisa Group Holdings Ltd., 6.250%, 12/28/2028[2,6]		745,228	7,452	0.03
Kaisa Group Holdings Ltd., 0.000%, 12/31/2028[2,5]		886,264	8,863	0.03
Kaisa Group Holdings Ltd., 6.500%, 12/28/2029[2,6]		1,247,571	12,476	0.04
Kaisa Group Holdings Ltd., 0.000%, 12/31/2029[2,5]		886,264	8,863	0.03
Kaisa Group Holdings Ltd., 6.750%, 12/28/2030[2,6]		1,503,713	15,037	0.05
Kaisa Group Holdings Ltd., 0.000%, 12/31/2030[2,5]		1,107,831	5,539	0.02
Kaisa Group Holdings Ltd., 7.000%, 12/28/2031[2,6]		2,265,514	22,655	0.08
Kaisa Group Holdings Ltd., 0.000%, 12/31/2031[2,5]		1,107,831	8,863	0.03
Kaisa Group Holdings Ltd., 7.250%, 12/28/2032[2,6]		2,132,046	21,320	0.07
Kaisa Group Holdings Ltd., 0.000%, 12/31/2032[2,5]		2,089,984	20,900	0.07
Meituan, 0.000%, 04/27/2028[5]		400,000	400,560	1.36
Sunac China Holdings Ltd., 0.000%, 06/23/2028[2,5]		365,754	88,703	0.30
Yuzhou Group Holdings Co. Ltd., 4.000%, 06/30/2028[6]		382,500	10,041	0.03
Yuzhou Group Holdings Co. Ltd., 4.500%, 06/30/2029[6]		667,685	13,771	0.05
Yuzhou Group Holdings Co. Ltd., 5.000%, 06/30/2030[6]		893,371	18,984	0.06
Yuzhou Group Holdings Co. Ltd., 5.500%, 06/30/2031[6]		1,256,246	12,562	0.04

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
China (continued)
Yuzhou Group Holdings Co. Ltd., 1.000%, 06/30/2034[6]		344,561	$432	—
Zhenro Properties Group Ltd., 8.000%, 03/06/2023[3,4]		4,920,000	12,300	0.04
Zhenro Properties Group Ltd., 9.150%, 05/06/2023[3,4]		813,000	2,033	0.01
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[3,4]		1,017,000	2,542	0.01
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[3,4]		575,000	1,438	0.01
			1,232,271	4.19
Colombia (Cost $1,012,335)
Avianca Midco 2 PLC, 9.500%, 01/28/2031[2]		200,000	204,060	0.69
Bancolombia S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.929%), 6.909%, 10/18/2027[7]		400,000	410,572	1.39
Empresas Publicas de Medellin ESP, 4.250%, 07/18/2029		200,000	188,400	0.64
Grupo Nutresa S.A., 8.000%, 05/12/2030		200,000	213,440	0.73
			1,016,472	3.45
Guatemala (Cost $654,782)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029		315,000	313,110	1.06
Millicom International Cellular S.A., 5.125%, 01/15/2028		360,000	358,985	1.22
			672,095	2.28
Hong Kong (Cost $403,673)
Standard Chartered PLC, (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 1.850%), 6.187%, 07/06/2027[7]		400,000	403,524	1.37
			403,524	1.37
Hungary (Cost $405,149)
OTP Bank Nyrt., (Variable, U.S. Treasury Yield Curve Rate CMT 1Y + 3.711%), 7.500%, 05/25/2027[7]		400,000	403,625	1.37
			403,625	1.37
India (Cost $3,183,569)
Clean Renewable Power Mauritius Pte. Ltd., 4.250%, 03/25/2027		578,270	566,560	1.92
Delhi International Airport Ltd., 6.450%, 06/04/2029		630,000	657,953	2.24
Greenko Power II Ltd., 4.300%, 12/13/2028		152,000	145,469	0.49
Muthoot Finance Ltd., 7.125%, 02/14/2028		300,000	307,500	1.04
Muthoot Finance Ltd., 5.750%, 08/04/2030[2]		200,000	199,960	0.68
Sammaan Capital Ltd., 9.700%, 07/03/2027		200,000	208,750	0.71
Sammaan Capital Ltd., 8.950%, 08/28/2028		200,000	209,250	0.71
TML Holdings Pte. Ltd., 4.350%, 06/09/2026		200,000	199,400	0.68
Vedanta Resources Finance II PLC, 10.250%, 06/03/2028		305,000	316,343	1.08
Vedanta Resources Finance II PLC, 10.875%, 09/17/2029		400,000	427,500	1.45
			3,238,685	11.00
Indonesia (Cost $730,338)
Bank Negara Indonesia Persero Tbk PT, 3.750%, 03/30/2026		335,000	334,162	1.14
Freeport Indonesia PT, 4.763%, 04/14/2027		400,000	400,960	1.36
			735,122	2.50

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (Cost $796,163)
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.621%, 12/10/2029		400,000	$414,440	1.41
BBVA Mexico S.A. Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.250%, 09/10/2029		400,000	410,800	1.39
			825,240	2.80
Nigeria (Cost $191,980)
IHS Holding Ltd., 6.250%, 11/29/2028		200,000	199,000	0.68
			199,000	0.68
Oman (Cost $199,862)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	199,900	0.68
			199,900	0.68
Pakistan (Cost $555,266)
Veon Midco B.V., 3.375%, 11/25/2027		600,000	572,058	1.94
			572,058	1.94
Peru (Cost $523,681)
Banco de Credito del Peru S.A., 5.850%, 01/11/2029		400,000	416,960	1.41
Transportadora de Gas del Peru S.A., 4.250%, 04/30/2028		120,000	119,850	0.41
			536,810	1.82
South Africa (Cost $595,180)
Prosus N.V., 3.257%, 01/19/2027		610,000	602,375	2.05
			602,375	2.05
Thailand (Cost $816,260)
Muangthai Capital PCL, 6.875%, 09/30/2028		500,000	508,300	1.73
Muangthai Capital PCL, 7.550%, 07/21/2030		300,000	310,980	1.05
			819,280	2.78
Turkey (Cost $1,134,291)
QNB Bank A.S., 7.250%, 05/21/2029		300,000	315,375	1.07
Turkiye Garanti Bankasi A.S., (Variable, USD ICE Swap Rate 5Y + 4.220%), 7.177%, 05/24/2027[7]		400,000	412,376	1.40
Turkiye Is Bankasi A.S., 7.750%, 06/12/2029		400,000	420,931	1.43
			1,148,682	3.90
Ukraine (Cost $200,000)
MHP Lux S.A., 10.500%, 07/28/2029[2]		200,000	206,000	0.70
			206,000	0.70
United Arab Emirates (Cost $406,242)
Alpha Star Holding IX Ltd., 7.000%, 08/26/2028		200,000	204,500	0.69
Alpha Star Holding VIII Ltd., 8.375%, 04/12/2027		200,000	206,020	0.70
			410,520	1.39
United States (Cost $382,318)
U.S. Treasury Bill, 3.525%, 03/19/2026[8]		384,100	382,361	1.30
			382,361	1.30

ASHMORE EMERGING MARKETS SHORT DURATION FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Uzbekistan (Cost $1,014,391)
Jscb Agrobank, 9.250%, 10/02/2029		400,000	$438,124	1.49
Navoi Mining & Metallurgical Combinat, 6.700%, 10/17/2028		600,000	621,600	2.11
			1,059,724	3.60
Venezuela (Cost $11,158,543)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[3,4]		12,447,500	12,571,975	42.70
			12,571,975	42.70
Vietnam (Cost $285,852)
Mong Duong Finance Holdings B.V., 5.125%, 05/07/2029		289,690	287,952	0.98
			287,952	0.98
Total Debt Securities (Cost $30,802,318)			29,468,178	100.08

	Currency[1]	Shares	Value	% of Net Assets
Equity Securities
China (Cost $97,010)
Sunac China Holdings Ltd.*	HKD	284,000	$43,865	0.15
Yuzhou Group Holdings Co. Ltd.*	HKD	423,916	6,026	0.02
			49,891	0.17
Total Equity Securities (Cost $97,010)			49,891	0.17
Total Investments (Total Cost $30,899,328)			29,518,069	100.25
Liabilities Less Other Assets			(72,485)	(0.25)
Net Assets			$29,445,584	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2026, these securities had a total value of $1,047,157 or 3.56% of net assets.
[3]	Issuer has defaulted on terms of debt obligation.
[4]	Maturity has been extended under the terms of a plan of reorganization.
[5]	Zero coupon bond.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[8]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $124,493)
Globant S.A.*		400	$26,752	0.47
Loma Negra Cia Industrial Argentina S.A. ADR*		3,676	42,384	0.74
YPF S.A. ADR*		1,651	65,694	1.15
			134,830	2.36
Brazil (Cost $119,001)
Petroleo Brasileiro S.A. - Petrobras ADR		5,942	91,150	1.60
Raia Drogasil S.A.	BRL	9,000	41,898	0.73
			133,048	2.33
Chile (Cost $59,742)
Antofagasta PLC	GBP	1,129	56,013	0.98
			56,013	0.98
China (Cost $1,498,955)
Alibaba Group Holding Ltd.	HKD	10,400	221,172	3.88
ANTA Sports Products Ltd.	HKD	7,800	78,362	1.37
Baidu, Inc. ADR*		1,216	186,267	3.27
China International Capital Corp. Ltd., Class H2	HKD	40,400	110,345	1.93
Contemporary Amperex Technology Co. Ltd., Class A	CNY	1,400	70,660	1.24
Industrial & Commercial Bank of China Ltd., Class H	HKD	205,000	170,589	2.99
Mao Geping Cosmetics Co. Ltd., Class H	HKD	7,700	85,281	1.50
Pop Mart International Group Ltd.[2]	HKD	1,400	40,045	0.70
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	CNY	860	23,409	0.41
Sunresin New Materials Co. Ltd., Class A	CNY	6,300	60,975	1.07
Tencent Holdings Ltd.	HKD	5,800	444,612	7.80
			1,491,717	26.16
Hong Kong (Cost $118,933)
AIA Group Ltd.	HKD	10,200	117,795	2.07
			117,795	2.07
India (Cost $537,884)
Cognizant Technology Solutions Corp., Class A		1,300	106,678	1.87
FSN E-Commerce Ventures Ltd.*	INR	9,208	23,784	0.42
HDFC Bank Ltd. ADR		5,507	178,317	3.13
ICICI Bank Ltd. ADR		4,890	143,228	2.51
Reliance Industries Ltd.	INR	3,121	47,409	0.83
Sun Pharmaceutical Industries Ltd.	INR	1,208	20,958	0.37
			520,374	9.13
Indonesia (Cost $84,849)
Grab Holdings Ltd., Class A*		15,900	68,370	1.20
			68,370	1.20

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (Cost $80,490)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	9,100	$102,877	1.80
			102,877	1.80
Poland (Cost $73,388)
Powszechna Kasa Oszczednosci Bank Polski S.A.	PLN	3,450	89,907	1.58
			89,907	1.58
Saudi Arabia (Cost $29,938)
Dr. Sulaiman Al Habib Medical Services Group Co.	SAR	397	27,690	0.49
			27,690	0.49
South Africa (Cost $313,241)
Absa Group Ltd.	ZAR	3,986	62,618	1.10
Clicks Group Ltd.	ZAR	2,471	49,796	0.87
FirstRand Ltd.	ZAR	12,933	74,080	1.30
Naspers Ltd., Class N	ZAR	2,329	143,015	2.51
			329,509	5.78
South Korea (Cost $607,004)
Hyundai Glovis Co. Ltd.	KRW	905	152,526	2.68
Hyundai Motor Co.	KRW	108	37,590	0.66
KB Financial Group, Inc.	KRW	286	26,848	0.47
Samsung Biologics Co. Ltd.*,2	KRW	22	26,402	0.46
Samsung C&T Corp.	KRW	268	56,344	0.99
Samsung Electronics Co. Ltd.	KRW	2,529	282,520	4.96
SK hynix, Inc.	KRW	391	247,604	4.34
SK Square Co. Ltd.*	KRW	275	109,680	1.92
SK Telecom Co. Ltd.	KRW	1,191	60,009	1.05
			999,523	17.53
Taiwan (Cost $933,287)
Alchip Technologies Ltd.	TWD	250	24,817	0.44
Delta Electronics, Inc.	TWD	3,100	120,334	2.11
E Ink Holdings, Inc.	TWD	15,000	83,389	1.46
Hon Hai Precision Industry Co. Ltd.	TWD	14,300	100,319	1.76
MediaTek, Inc.	TWD	2,900	161,860	2.84
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	13,251	744,736	13.06
			1,235,455	21.67
Total Common Stocks (Cost $4,581,205)			5,307,108	93.08

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Preferred Stocks
Brazil (Cost $59,095)
Banco Bradesco S.A. ADR*,3		16,215	$65,671	1.15
			65,671	1.15
Total Preferred Stocks (Cost $59,095)			65,671	1.15
Total Investments (Total Cost $4,640,300)			5,372,779	94.23
Other Assets Less Liabilities			328,702	5.77
Net Assets			$5,701,481	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2026, these securities had a total value of $176,792 or 3.09% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.
At January 31, 2026, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	12.1%
Consumer Discretionary	9.6
Consumer Staples	3.1
Energy	3.6
Financials	20.0
Health Care	1.7
Industrials	8.0
Information Technology	33.3
Materials	2.8
Total Investments	94.2
Other Assets Less Liabilities	5.8
Net Assets	100.0%

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $111,908)
Grupo Financiero Galicia S.A. ADR*		1,025	$56,488	0.89
Loma Negra Cia Industrial Argentina S.A. ADR*		7,250	83,592	1.32
			140,080	2.21
Brazil (Cost $186,523)
Lojas Renner S.A.*	BRL	40,370	114,527	1.81
TOTVS S.A.*	BRL	15,000	127,034	2.00
			241,561	3.81
China (Cost $245,231)
Atour Lifestyle Holdings Ltd. ADR		1,922	68,692	1.08
Huaming Power Equipment Co. Ltd., Class A	CNY	24,900	106,800	1.68
JNBY Design Ltd.	HKD	49,500	122,054	1.93
Sunresin New Materials Co. Ltd., Class A	CNY	9,398	90,960	1.44
			388,506	6.13
Hungary (Cost $83,371)
Wizz Air Holdings PLC*,2	GBP	4,396	85,290	1.35
			85,290	1.35
India (Cost $1,418,140)
360 ONE WAM Ltd.	INR	10,319	126,799	2.00
APL Apollo Tubes Ltd.	INR	3,033	67,476	1.07
Care Ratings Ltd.	INR	7,474	130,202	2.05
Clean Science & Technology Ltd.	INR	7,813	73,137	1.15
CreditAccess Grameen Ltd.*	INR	16,354	235,843	3.72
Eris Lifesciences Ltd.[2]	INR	3,886	58,070	0.92
International Gemmological Institute India Ltd.	INR	42,091	142,220	2.24
MakeMyTrip Ltd.*		1,900	118,522	1.87
Medi Assist Healthcare Services Ltd.*,2	INR	36,795	159,833	2.52
Quess Corp. Ltd.[2]	INR	29,811	67,450	1.06
Radico Khaitan Ltd.	INR	3,662	112,714	1.78
			1,292,266	20.38
Indonesia (Cost $81,241)
Bank Syariah Indonesia Tbk PT	IDR	472,100	63,295	1.00
			63,295	1.00
Lithuania (Cost $128,074)
Baltic Classifieds Group PLC	GBP	45,219	125,919	1.99
			125,919	1.99
Malaysia (Cost $257,441)
Zetrix Ai Bhd.	MYR	1,429,797	292,124	4.61
			292,124	4.61
Mexico (Cost $296,973)
Gentera S.A.B. de C.V.	MXN	68,700	191,641	3.02

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		1,300	$152,048	2.40
Grupo Traxion S.A.B. de C.V.*,2	MXN	61,600	49,524	0.78
			393,213	6.20
Poland (Cost $138,560)
Benefit Systems S.A.*	PLN	201	216,941	3.42
			216,941	3.42
Saudi Arabia (Cost $102,528)
Rasan Information Technology Co.*	SAR	4,378	163,232	2.57
			163,232	2.57
South Africa (Cost $208,226)
Boxer Retail Ltd.	ZAR	18,077	82,353	1.30
Karooooo Ltd.		3,718	186,086	2.93
			268,439	4.23
South Korea (Cost $537,335)
Classys, Inc.	KRW	3,760	194,516	3.07
DB Insurance Co. Ltd.	KRW	1,392	138,084	2.18
Eugene Technology Co. Ltd.	KRW	3,136	242,367	3.82
Hansol Chemical Co. Ltd.	KRW	1,269	244,243	3.85
KoMiCo Ltd.	KRW	1,209	106,703	1.68
LigaChem Biosciences, Inc.*	KRW	892	125,815	1.99
			1,051,728	16.59
Taiwan (Cost $1,110,135)
Alchip Technologies Ltd.	TWD	1,600	158,830	2.51
Andes Technology Corp.*	TWD	20,000	151,552	2.39
E Ink Holdings, Inc.	TWD	20,000	111,185	1.75
Gudeng Precision Industrial Co. Ltd.	TWD	19,000	239,308	3.77
Himax Technologies, Inc. ADR		9,600	78,048	1.23
Kaori Heat Treatment Co. Ltd.	TWD	5,000	116,102	1.83
Kinik Co.*	TWD	9,000	116,373	1.84
Sinbon Electronics Co. Ltd.	TWD	17,951	132,468	2.09
Taiwan Union Technology Corp.	TWD	4,000	63,905	1.01
			1,167,771	18.42
United Arab Emirates (Cost $88,477)
Spinneys 1961 Holding PLC	AED	205,971	87,454	1.38
			87,454	1.38
Vietnam (Cost $159,525)
Mobile World Investment Corp.	VND	30,500	109,371	1.72

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (continued)
Phu Nhuan Jewelry JSC	VND	23,300	$114,122	1.80
			223,493	3.52
Total Common Stocks (Cost $5,153,688)			6,201,312	97.81
Total Investments (Total Cost $5,153,688)			6,201,312	97.81
Other Assets Less Liabilities			138,563	2.19
Net Assets			$6,339,875	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2026, these securities had a total value of $420,167 or 6.63% of net assets.
Percentages shown are based on net assets.
At January 31, 2026, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	2.0%
Consumer Discretionary	10.2
Consumer Staples	4.5
Financials	17.4
Health Care	8.5
Industrials	21.2
Information Technology	25.2
Materials	8.8
Total Investments	97.8
Other Assets Less Liabilities	2.2
Net Assets	100.0%

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $4,179,719)
Globant S.A.*		12,250	$819,280	0.73
Loma Negra Cia Industrial Argentina S.A. ADR*		120,815	1,392,997	1.25
Transportadora de Gas del Sur S.A. ADR*		35,189	1,122,177	1.01
			3,334,454	2.99
Cambodia (Cost $772,889)
NagaCorp Ltd.	HKD	1,621,263	949,292	0.85
			949,292	0.85
Canada (Cost $736,043)
Cameco Corp.		14,300	1,764,477	1.58
			1,764,477	1.58
Egypt (Cost $1,650,919)
Commercial International Bank - Egypt (CIB) GDR (Registered)		768,872	2,037,468	1.83
			2,037,468	1.83
Georgia (Cost $1,128,872)
Lion Finance Group PLC	GBP	8,200	1,133,006	1.02
			1,133,006	1.02
Greece (Cost $1,713,847)
Piraeus Bank S.A.*	EUR	229,833	2,321,125	2.08
			2,321,125	2.08
Iceland (Cost $1,582,475)
Arion Banki HF2	ISK	1,421,615	2,323,958	2.08
			2,323,958	2.08
Kazakhstan (Cost $6,876,647)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		139,602	4,488,141	4.02
Kaspi.KZ JSC ADR*		41,316	3,147,040	2.82
			7,635,181	6.84
Kuwait (Cost $3,242,665)
Gulf Bank K.S.C.P.	KWD	1,114,985	1,251,937	1.12
National Bank of Kuwait S.A.K.P.	KWD	703,593	2,178,918	1.96
			3,430,855	3.08
Morocco (Cost $3,201,695)
Akdital Holding	MAD	8,319	1,050,889	0.94
Attijariwafa Bank	MAD	32,403	2,610,096	2.34
			3,660,985	3.28
Pakistan (Cost $897,231)
Searle (The) Co. Ltd.*	PKR	4,080,185	1,748,213	1.57
			1,748,213	1.57

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Peru (Cost $4,447,582)
Credicorp Ltd.		11,345	$4,048,236	3.63
Hudbay Minerals, Inc.	CAD	128,100	3,033,985	2.72
			7,082,221	6.35
Philippines (Cost $6,289,248)
Ayala Land, Inc.	PHP	2,110,700	762,136	0.68
BDO Unibank, Inc.	PHP	1,236,783	2,839,388	2.55
Century Pacific Food, Inc.	PHP	779,700	504,419	0.45
International Container Terminal Services, Inc.	PHP	159,620	1,743,665	1.56
Philex Mining Corp.	PHP	4,302,600	842,550	0.76
			6,692,158	6.00
Qatar (Cost $5,382,786)
Doha Bank QPSC	QAR	1,468,398	1,114,111	1.00
Ooredoo QPSC	QAR	359,520	1,402,679	1.26
Qatar Gas Transport Co. Ltd.	QAR	822,848	1,084,080	0.97
Qatar National Bank QPSC	QAR	512,915	2,788,811	2.50
			6,389,681	5.73
Romania (Cost $4,487,971)
Banca Transilvania S.A.	RON	611,627	4,615,538	4.14
OMV Petrom S.A.	RON	9,355,976	2,213,376	1.98
			6,828,914	6.12
Saudi Arabia (Cost $1,748,002)
Al Babtain Power & Telecommunication Co.	SAR	63,345	1,182,341	1.06
Saudi National Bank (The)	SAR	95,933	1,147,803	1.03
			2,330,144	2.09
Slovenia (Cost $1,789,200)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	84,881	3,692,445	3.31
			3,692,445	3.31
South Africa (Cost $1,328,996)
Karooooo Ltd.		27,900	1,396,395	1.25
			1,396,395	1.25
Tanzania (Cost $607,518)
Helios Towers PLC*	GBP	395,530	936,615	0.84
			936,615	0.84
United Arab Emirates (Cost $11,100,380)
Abu Dhabi Islamic Bank PJSC	AED	327,518	2,171,012	1.95
Adnoc Gas PLC	AED	818,340	804,391	0.72
Aldar Properties PJSC	AED	696,703	1,819,381	1.63
Emaar Properties PJSC	AED	946,862	3,868,584	3.47
Emirates NBD Bank PJSC	AED	149,208	1,263,616	1.13
First Abu Dhabi Bank PJSC	AED	571,471	2,894,775	2.60

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
RAK Properties PJSC*	AED	2,554,207	$904,183	0.81
			13,725,942	12.31
Vietnam (Cost $22,296,541)
Asia Commercial Bank JSC	VND	1,565,931	1,455,742	1.31
Bank for Foreign Trade of Vietnam JSC	VND	673,784	1,832,627	1.64
FPT Corp.	VND	434,363	1,749,249	1.57
FPT DIGITAL RETAIL JSC*	VND	372,400	2,438,819	2.19
Gemadept Corp.	VND	601,000	1,587,698	1.42
Hoa Phat Group JSC*	VND	2,665,460	2,748,265	2.46
Imexpharm Pharmaceutical JSC	VND	331,500	690,891	0.62
Mobile World Investment Corp.	VND	957,100	3,432,103	3.08
Nam Long Investment Corp.	VND	959,354	1,089,781	0.98
Phu Nhuan Jewelry JSC	VND	421,666	2,065,296	1.85
Vietnam Prosperity JSC Bank	VND	1,826,300	1,971,312	1.77
Vingroup JSC*	VND	333,000	1,799,636	1.61
Vinhomes JSC*,2	VND	838,100	3,426,357	3.07
			26,287,776	23.57
Total Common Stocks (Cost $85,461,226)			105,701,305	94.77
Preferred Stocks
Colombia (Cost $1,125,982)
Grupo Cibest S.A. ADR, 1.719%[3]		14,581	1,190,539	1.07
			1,190,539	1.07
Total Preferred Stocks (Cost $1,125,982)			1,190,539	1.07
Investment Companies
Vietnam Enterprise Investments Ltd., Class C *	GBP	146,347	1,617,505	1.45
VinaCapital Vietnam Opportunity Fund Ltd.	GBP	91,928	576,111	0.51
Total Investment Companies (Cost $1,888,184)			2,193,616	1.96
Total Investments (Total Cost $88,475,392)			109,085,460	97.80
Other Assets Less Liabilities			2,450,475	2.20
Net Assets			$111,535,935	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2026, these securities had a total value of $5,750,315 or 5.15% of net assets.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)

At January 31, 2026, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	2.1%
Consumer Discretionary	8.0
Consumer Staples	0.4
Energy	6.3
Financials	50.8
Health Care	3.1
Industrials	4.0
Information Technology	3.6
Materials	7.2
Real Estate	12.3
Total Investments	97.8
Other Assets Less Liabilities	2.2
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $1,943,081)
Grupo Financiero Galicia S.A. ADR*		49,620	$2,734,558	1.01
			2,734,558	1.01
Brazil (Cost $11,276,117)
MercadoLibre, Inc.*		1,240	2,663,260	0.99
NU Holdings Ltd., Class A*		149,900	2,660,725	0.99
Raia Drogasil S.A.	BRL	542,884	2,527,321	0.94
Rede D’Or Sao Luiz S.A.[2]	BRL	458,013	3,689,168	1.37
TOTVS S.A.*	BRL	256,000	2,168,053	0.80
			13,708,527	5.09
Chile (Cost $1,644,382)
Latam Airlines Group S.A. ADR*		25,200	1,644,382	0.61
			1,644,382	0.61
China (Cost $39,567,467)
Aluminum Corp. of China Ltd., Class H	HKD	1,264,000	2,222,628	0.83
ANTA Sports Products Ltd.	HKD	128,400	1,289,963	0.48
Contemporary Amperex Technology Co. Ltd., Class A	CNY	67,000	3,381,597	1.26
Full Truck Alliance Co. Ltd. ADR		273,000	2,702,700	1.00
H World Group Ltd. ADR		50,499	2,399,208	0.89
Kanzhun Ltd. ADR		137,448	2,545,537	0.94
KE Holdings, Inc. ADR		85,499	1,600,541	0.59
NetEase, Inc. ADR		39,652	5,108,367	1.90
Shenzhen Inovance Technology Co. Ltd., Class A	CNY	183,500	1,971,926	0.73
Sieyuan Electric Co. Ltd., Class A	CNY	182,000	4,858,048	1.80
Sunresin New Materials Co. Ltd., Class A	CNY	334,964	3,241,980	1.20
Tencent Holdings Ltd.	HKD	264,600	20,283,527	7.53
Tencent Music Entertainment Group ADR		81,055	1,360,103	0.51
			52,966,125	19.66
Hong Kong (Cost $5,206,365)
AIA Group Ltd.	HKD	626,400	7,234,006	2.68
			7,234,006	2.68
Hungary (Cost $1,908,161)
Wizz Air Holdings PLC*,2	GBP	97,981	1,900,995	0.71
			1,900,995	0.71
India (Cost $23,984,178)
Apollo Hospitals Enterprise Ltd.	INR	23,370	1,769,404	0.66
CreditAccess Grameen Ltd.*	INR	145,542	2,098,880	0.78
HDFC Bank Ltd. ADR		247,992	8,029,981	2.98
InterGlobe Aviation Ltd.[2]	INR	22,162	1,107,382	0.41
International Gemmological Institute India Ltd.	INR	576,734	1,948,708	0.72
Mahindra & Mahindra Ltd. GDR		72,445	2,737,057	1.02

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
India (continued)
MakeMyTrip Ltd.*		37,290	$2,326,150	0.86
PB Fintech Ltd.*	INR	162,577	2,924,510	1.08
			22,942,072	8.51
Indonesia (Cost $6,026,441)
Bank Mandiri Persero Tbk PT	IDR	8,905,500	2,558,403	0.95
Grab Holdings Ltd., Class A*		716,800	3,082,240	1.14
			5,640,643	2.09
Kazakhstan (Cost $1,354,998)
Kaspi.KZ JSC ADR*		13,838	1,054,041	0.39
			1,054,041	0.39
Malaysia (Cost $2,075,898)
Zetrix Ai Bhd.	MYR	11,019,806	2,251,473	0.84
			2,251,473	0.84
Mexico (Cost $9,693,378)
Gentera S.A.B. de C.V.	MXN	981,100	2,736,818	1.02
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		23,260	2,720,490	1.01
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	60,330	1,656,417	0.61
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	400,200	4,524,348	1.68
Wal-Mart de Mexico S.A.B. de C.V.	MXN	397,500	1,261,464	0.47
			12,899,537	4.79
Poland (Cost $7,208,799)
Allegro.eu S.A.*,2	PLN	338,505	2,779,863	1.03
LPP S.A.	PLN	390	2,157,073	0.80
Powszechna Kasa Oszczednosci Bank Polski S.A.	PLN	105,967	2,761,490	1.03
			7,698,426	2.86
South Africa (Cost $2,671,715)
Anglogold Ashanti PLC		28,700	2,665,369	0.99
			2,665,369	0.99
South Korea (Cost $25,173,935)
Classys, Inc.	KRW	93,161	4,819,485	1.79
DB Insurance Co. Ltd.	KRW	35,808	3,552,094	1.32
Eugene Technology Co. Ltd.	KRW	44,408	3,432,088	1.27
Hansol Chemical Co. Ltd.	KRW	27,023	5,201,095	1.93
Samsung C&T Corp.	KRW	16,976	3,569,006	1.32
Samsung Electro-Mechanics Co. Ltd.	KRW	14,650	2,791,452	1.04
Samsung Electronics Co. Ltd.	KRW	69,420	7,755,053	2.88
Samsung Electronics Co. Ltd. GDR (Registered)		1,460	4,032,657	1.50
SK hynix, Inc.	KRW	22,182	14,046,957	5.21
SK Square Co. Ltd.*	KRW	11,567	4,613,318	1.71
			53,813,205	19.97

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Taiwan (Cost $38,866,749)
Alchip Technologies Ltd.	TWD	33,667	$3,342,088	1.24
Andes Technology Corp.*	TWD	200,000	1,515,517	0.56
Chroma ATE, Inc.	TWD	74,000	2,308,088	0.86
Delta Electronics, Inc.	TWD	67,000	2,600,766	0.96
E Ink Holdings, Inc.	TWD	493,000	2,740,721	1.02
Elite Material Co. Ltd.	TWD	80,000	4,413,010	1.64
Gudeng Precision Industrial Co. Ltd.	TWD	150,000	1,889,271	0.70
Sea Ltd. ADR*		15,868	1,848,463	0.69
Sinbon Electronics Co. Ltd.	TWD	248,328	1,832,512	0.68
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	631,000	35,463,615	13.16
Unimicron Technology Corp.	TWD	331,893	3,996,959	1.48
			61,951,010	22.99
United Arab Emirates (Cost $4,313,370)
Abu Dhabi Islamic Bank PJSC	AED	409,069	2,711,587	1.00
Aldar Properties PJSC	AED	1,152,589	3,009,888	1.12
			5,721,475	2.12
Vietnam (Cost $2,390,918)
Mobile World Investment Corp.	VND	886,700	3,179,652	1.18
			3,179,652	1.18
Total Common Stocks (Cost $185,305,952)			260,005,496	96.49
Preferred Stocks
Chile (Cost $2,519,794)
Sociedad Quimica y Minera de Chile S.A. ADR*		32,095	2,466,180	0.91
			2,466,180	0.91
Total Preferred Stocks (Cost $2,519,794)			2,466,180	0.91
Total Investments (Total Cost $187,825,746)			262,471,676	97.40
Other Assets Less Liabilities			6,998,392	2.60
Net Assets			$269,470,068	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2026, these securities had a total value of $9,477,408 or 3.52% of net assets.
Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)

At January 31, 2026, the industry sectors for the Ashmore Emerging Markets Equity Fund were:
Sector	Percentage of Net Assets
Communication Services	9.9%
Consumer Discretionary	8.0
Consumer Staples	1.4
Financials	16.9
Health Care	3.8
Industrials	14.8
Information Technology	35.0
Materials	5.9
Real Estate	1.7
Total Investments	97.4
Other Assets Less Liabilities	2.6
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Brazil (Cost $843,047)
MercadoLibre, Inc.*		100	$214,779	1.19
NU Holdings Ltd., Class A*		13,700	243,175	1.34
Raia Drogasil S.A.	BRL	49,062	228,401	1.26
Rede D’Or Sao Luiz S.A.[2]	BRL	28,157	226,797	1.25
TOTVS S.A.*	BRL	19,100	161,757	0.90
			1,074,909	5.94
China (Cost $2,597,704)
ANTA Sports Products Ltd.	HKD	23,800	239,105	1.32
Contemporary Amperex Technology Co. Ltd., Class A	CNY	8,100	408,820	2.26
Full Truck Alliance Co. Ltd. ADR		20,200	199,980	1.11
Kanzhun Ltd. ADR		15,064	278,985	1.54
KE Holdings, Inc. ADR		8,640	161,741	0.89
Shenzhen Inovance Technology Co. Ltd., Class A	CNY	20,600	221,372	1.22
Sieyuan Electric Co. Ltd., Class A	CNY	16,300	435,089	2.40
Sunresin New Materials Co. Ltd., Class A	CNY	31,450	304,392	1.68
Tencent Holdings Ltd.	HKD	17,400	1,333,837	7.37
			3,583,321	19.79
Hong Kong (Cost $422,868)
AIA Group Ltd.	HKD	47,800	552,020	3.05
			552,020	3.05
India (Cost $1,645,353)
Apollo Hospitals Enterprise Ltd.	INR	2,349	177,849	0.98
CreditAccess Grameen Ltd.*	INR	12,705	183,220	1.01
HDFC Bank Ltd. ADR		20,426	661,394	3.65
Mahindra & Mahindra Ltd. GDR		5,810	219,509	1.21
MakeMyTrip Ltd.*		3,976	248,023	1.37
PB Fintech Ltd.*	INR	15,951	286,934	1.59
			1,776,929	9.81
Indonesia (Cost $478,230)
Bank Mandiri Persero Tbk PT	IDR	686,700	197,278	1.09
Grab Holdings Ltd., Class A*		64,500	277,350	1.53
			474,628	2.62
Kazakhstan (Cost $122,738)
Kaspi.KZ JSC ADR*		1,409	107,323	0.59
			107,323	0.59
Malaysia (Cost $164,826)
Zetrix Ai Bhd.	MYR	917,806	187,518	1.04
			187,518	1.04
Mexico (Cost $634,487)
Gentera S.A.B. de C.V.	MXN	96,200	268,354	1.48

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	34,400	$388,900	2.15
Wal-Mart de Mexico S.A.B. de C.V.	MXN	62,500	198,343	1.10
			855,597	4.73
Poland (Cost $463,277)
Allegro.eu S.A.*,2	PLN	26,266	215,701	1.19
Benefit Systems S.A.*	PLN	254	274,144	1.52
			489,845	2.71
South Africa (Cost $196,378)
Boxer Retail Ltd.	ZAR	55,380	252,293	1.39
			252,293	1.39
South Korea (Cost $1,392,302)
DB Insurance Co. Ltd.	KRW	3,675	364,554	2.01
Eugene Technology Co. Ltd.	KRW	4,543	351,107	1.94
LigaChem Biosciences, Inc.*	KRW	1,929	272,083	1.50
Samsung Electronics Co. Ltd.	KRW	4,792	535,324	2.96
Samsung Electronics Co. Ltd. GDR (Registered)		101	278,972	1.54
SK hynix, Inc.	KRW	1,486	941,023	5.20
SK Square Co. Ltd.*	KRW	982	391,655	2.16
			3,134,718	17.31
Taiwan (Cost $2,404,572)
Alchip Technologies Ltd.	TWD	1,500	148,904	0.82
Andes Technology Corp.*	TWD	9,000	68,198	0.38
Chroma ATE, Inc.	TWD	7,000	218,333	1.21
Delta Electronics, Inc.	TWD	6,000	232,904	1.29
E Ink Holdings, Inc.	TWD	54,000	300,201	1.66
Gudeng Precision Industrial Co. Ltd.	TWD	10,000	125,951	0.69
Hon Hai Precision Industry Co. Ltd.	TWD	17,000	119,260	0.66
Sea Ltd. ADR*		1,718	200,130	1.10
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	51,000	2,866,314	15.83
Unimicron Technology Corp.	TWD	24,699	297,448	1.64
			4,577,643	25.28
United Arab Emirates (Cost $142,909)
Abu Dhabi Islamic Bank PJSC	AED	40,938	271,365	1.50
			271,365	1.50

ASHMORE EMERGING MARKETS EQUITY ESG FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Vietnam (Cost $213,797)
Mobile World Investment Corp.	VND	79,100	$283,648	1.57
			283,648	1.57
Total Common Stocks (Cost $11,722,488)			17,621,757	97.33
Total Investments (Total Cost $11,722,488)			17,621,757	97.33
Other Assets Less Liabilities			483,387	2.67
Net Assets			$18,105,144	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2026, these securities had a total value of $442,498 or 2.44% of net assets.
Percentages shown are based on net assets.
At January 31, 2026, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:
Sector	Percentage of Net Assets
Communication Services	7.4%
Consumer Discretionary	8.9
Consumer Staples	3.7
Financials	19.5
Health Care	3.7
Industrials	14.8
Information Technology	36.7
Materials	1.7
Real Estate	0.9
Total Investments	97.3
Other Assets Less Liabilities	2.7
Net Assets	100.0%

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Debt Securities
Angola (Cost $195,531)
Angola (Rep of), 9.875%, 10/15/2035[2]		200,000	$200,278	1.73
			200,278	1.73
Argentina (Cost $254,430)
Argentina (Rep of), 1.000%, 07/09/2029		43,515	38,402	0.33
Argentina (Rep of), (Step to 1.750% on 07/09/27), 0.750%, 07/09/2030[3]		167,285	141,857	1.23
Argentina (Rep of), (Step to 4.750% on 07/09/27), 4.125%, 07/09/2035[3]		128,835	99,976	0.86
Argentina (Rep of), 5.000%, 01/09/2038		72,735	58,552	0.51
Argentina (Rep of), (Step to 4.875% on 07/09/29), 3.500%, 07/09/2041[3]		67,207	48,725	0.42
			387,512	3.35
Bahrain (Cost $207,537)
Bapco Energies BSC Closed, 8.375%, 11/07/2028		200,000	213,226	1.85
			213,226	1.85
Brazil (Cost $321,978)
Brazil (Rep of), 8.250%, 01/20/2034		110,000	127,710	1.10
Brazil (Rep of), 7.250%, 01/12/2056		200,000	199,500	1.73
			327,210	2.83
Bulgaria (Cost $5,785)
Bulgaria (Rep of), 5.000%, 03/05/2037		6,000	5,910	0.05
			5,910	0.05
Chile (Cost $560,910)
Chile (Rep of), 3.100%, 01/22/2061		200,000	123,800	1.07
Corp. Nacional del Cobre de Chile, 6.300%, 09/08/2053		200,000	203,829	1.76
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		213,000	217,139	1.88
			544,768	4.71
Colombia (Cost $99,333)
Colombia (Rep of), 7.375%, 09/18/2037		100,000	102,200	0.88
			102,200	0.88
Costa Rica (Cost $178,074)
Costa Rica (Rep of), 5.625%, 04/30/2043		200,000	191,376	1.66
			191,376	1.66
Dominican Republic (Cost $374,469)
Dominican (Rep of), 5.875%, 10/28/2035[2]		150,000	149,700	1.30
Dominican (Rep of), 5.875%, 01/30/2060		282,000	250,945	2.17
			400,645	3.47
Ecuador (Cost $56,310)
Ecuador (Rep of), 6.900%, 07/31/2035		63,078	57,716	0.50

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ecuador (continued)
Ecuador (Rep of), (Step to 5.500% on 07/31/26), 5.000%, 07/31/2040[3]		78,836	$65,119	0.56
			122,835	1.06
Egypt (Cost $282,983)
Egypt (Rep of), 7.600%, 03/01/2029		200,000	209,500	1.82
Egypt (Rep of), 8.500%, 01/31/2047		200,000	193,235	1.67
			402,735	3.49
El Salvador (Cost $18,929)
El Salvador (Rep of), 7.650%, 06/15/2035		24,000	24,828	0.22
			24,828	0.22
Ghana (Cost $195,071)
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2029[3]		75,882	74,250	0.64
Ghana (Rep of), 0.000%, 01/03/2030[4]		15,967	13,964	0.12
Ghana (Rep of), (Step to 6.000% on 07/03/28), 5.000%, 07/03/2035[3]		142,220	129,420	1.12
			217,634	1.88
Guatemala (Cost $204,657)
Guatemala (Rep of), 6.600%, 06/13/2036		200,000	214,000	1.85
			214,000	1.85
Hungary (Cost $498,697)
Hungary (Rep of), 2.125%, 09/22/2031		200,000	171,800	1.49
Hungary (Rep of), 5.500%, 03/26/2036		200,000	198,800	1.72
Hungary (Rep of), 3.125%, 09/21/2051		200,000	122,450	1.06
			493,050	4.27
Indonesia (Cost $462,091)
Indonesia (Rep of), 8.500%, 10/12/2035		137,000	173,579	1.50
Indonesia (Rep of), 6.625%, 02/17/2037		100,000	112,600	0.97
Indonesia (Rep of), 4.200%, 10/15/2050		200,000	159,994	1.39
			446,173	3.86
Ivory Coast (Cost $214,577)
Ivory Coast (Rep of), 8.250%, 01/30/2037		200,000	214,952	1.86
			214,952	1.86
Kazakhstan (Cost $217,000)
Kazakhstan (Rep of), 4.714%, 04/09/2035		217,000	213,202	1.85
			213,202	1.85
Malaysia (Cost $175,232)
Petronas Capital Ltd., 2.480%, 01/28/2032		200,000	180,022	1.56
			180,022	1.56
Mexico (Cost $764,798)
Mexico (Rep of), 5.400%, 02/09/2028		200,000	204,328	1.77

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Mexico (Rep of), 4.750%, 03/08/2044		62,000	$50,716	0.44
Mexico (Rep of), 5.550%, 01/21/2045		64,000	59,136	0.51
Mexico (Rep of), 3.771%, 05/24/2061		200,000	122,400	1.06
Mexico (Rep of), 5.750%, 10/12/2110		76,000	63,232	0.55
Petroleos Mexicanos, 8.750%, 06/02/2029		101,000	108,474	0.94
Petroleos Mexicanos, 6.750%, 09/21/2047		102,000	83,909	0.72
Petroleos Mexicanos, 6.350%, 02/12/2048		101,000	80,093	0.69
			772,288	6.68
Mongolia (Cost $170,848)
Mongolia (Rep of), 4.450%, 07/07/2031		200,000	187,000	1.62
			187,000	1.62
Morocco (Cost $205,955)
Morocco (Rep of), 6.500%, 09/08/2033		200,000	215,312	1.86
			215,312	1.86
Nigeria (Cost $161,547)
Nigeria (Rep of), 7.696%, 02/23/2038		200,000	198,000	1.71
			198,000	1.71
Oman (Cost $193,570)
Oman (Rep of), 6.500%, 03/08/2047		200,000	210,936	1.83
			210,936	1.83
Pakistan (Cost $174,603)
Pakistan (Rep of), 8.875%, 04/08/2051		200,000	200,800	1.74
			200,800	1.74
Panama (Cost $293,845)
Panama (Rep of), 8.875%, 09/30/2027		122,000	130,570	1.13
Panama (Rep of), 9.375%, 04/01/2029		63,000	71,694	0.62
Panama (Rep of), 6.700%, 01/26/2036		88,000	93,896	0.81
			296,160	2.56
Paraguay (Cost $194,340)
Paraguay (Rep of), 5.850%, 08/21/2033		200,000	209,200	1.81
			209,200	1.81
Peru (Cost $442,270)
Peru (Rep of), 8.750%, 11/21/2033		77,000	96,712	0.83
Peru (Rep of), 5.375%, 02/08/2035		27,000	27,486	0.24
Peru (Rep of), 3.300%, 03/11/2041		75,000	57,762	0.50
Peru (Rep of), 2.780%, 12/01/2060		149,000	80,683	0.70
Peru (Rep of), 3.230%, 07/28/2121		28,000	15,176	0.13
Petroleos del Peru S.A., 5.625%, 06/19/2047		234,000	157,101	1.36
			434,920	3.76
Philippines (Cost $290,518)
Philippines (Rep of), 7.750%, 01/14/2031		100,000	115,300	1.00

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Philippines (continued)
Philippines (Rep of), 3.950%, 01/20/2040		200,000	$173,575	1.50
			288,875	2.50
Poland (Cost $154,210)
Poland (Rep of), 5.500%, 11/16/2027		8,000	8,231	0.07
Poland (Rep of), 4.875%, 10/04/2033		37,000	37,308	0.33
Poland (Rep of), 5.125%, 09/18/2034		39,000	39,501	0.34
Poland (Rep of), 5.500%, 04/04/2053		22,000	20,791	0.18
Poland (Rep of), 5.500%, 03/18/2054		49,000	46,362	0.40
			152,193	1.32
Romania (Cost $354,647)
Romania (Rep of), 6.625%, 02/17/2028		26,000	27,040	0.23
Romania (Rep of), 5.875%, 01/30/2029		54,000	55,744	0.48
Romania (Rep of), 3.000%, 02/14/2031		16,000	14,592	0.13
Romania (Rep of), 3.625%, 03/27/2032		22,000	20,178	0.17
Romania (Rep of), 7.125%, 01/17/2033		18,000	19,648	0.17
Romania (Rep of), 6.000%, 05/25/2034		16,000	16,280	0.14
Romania (Rep of), 5.750%, 03/24/2035		46,000	45,655	0.40
Romania (Rep of), 6.625%, 05/16/2036		26,000	27,235	0.24
Romania (Rep of), 7.500%, 02/10/2037		60,000	66,503	0.58
Romania (Rep of), 6.125%, 01/22/2044		22,000	21,340	0.18
Romania (Rep of), 4.000%, 02/14/2051		32,000	22,251	0.19
Romania (Rep of), 7.625%, 01/17/2053		26,000	28,903	0.25
			365,369	3.16
Saudi Arabia (Cost $379,667)
Saudi (Rep of), 5.000%, 04/17/2049		200,000	178,350	1.55
Suci Second Investment Co., 4.375%, 09/10/2027		200,000	200,136	1.73
			378,486	3.28
South Africa (Cost $151,958)
South Africa (Rep of), 5.750%, 09/30/2049		200,000	164,381	1.42
			164,381	1.42
Turkey (Cost $416,246)
Turkey (Rep of), 5.250%, 03/13/2030		225,000	221,652	1.92
Turkey (Rep of), 6.500%, 01/03/2035		200,000	197,666	1.71
			419,318	3.63
Ukraine (Cost $140,724)
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2030[3]		5,457	3,443	0.03
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2034[3]		20,395	9,943	0.09
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2034[3]		114,276	71,765	0.62
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2035[3]		17,235	9,721	0.08

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2035[3]		71,246	$43,888	0.38
Ukraine (Rep of), (Step to 3.000% on 02/01/27), 0.000%, 02/01/2036[3]		14,362	8,021	0.07
Ukraine (Rep of), (Step to 6.000% on 02/01/27), 4.500%, 02/01/2036[3]		41,340	25,093	0.22
			171,874	1.49
United States (Cost $385,529)
U.S. Treasury Bill, 3.492%, 03/19/2026[5]		329,700	328,207	2.84
U.S. Treasury Bill, 3.591%, 03/24/2026[5]		57,600	57,309	0.50
			385,516	3.34
Uruguay (Cost $412,828)
Uruguay (Rep of), 7.875%, (100% Cash), 01/15/2033[6]		51,980	61,453	0.53
Uruguay (Rep of), 5.750%, 10/28/2034		35,322	37,441	0.32
Uruguay (Rep of), 7.625%, 03/21/2036		37,848	45,569	0.40
Uruguay (Rep of), 5.442%, 02/14/2037		72,660	75,130	0.65
Uruguay (Rep of), 4.125%, 11/20/2045		31,283	27,075	0.23
Uruguay (Rep of), 5.100%, 06/18/2050		33,808	31,577	0.27
Uruguay (Rep of), 4.975%, 04/20/2055		69,130	62,321	0.54
Uruguay (Rep of), 5.250%, 09/10/2060		63,305	58,526	0.51
			399,092	3.45
Uzbekistan (Cost $216,800)
Uzbekistan (Rep of), 5.375%, 02/20/2029		220,000	221,129	1.91
			221,129	1.91
Venezuela (Cost $517,280)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[7,8]		419,000	423,190	3.66
Venezuela (Rep of), 11.750%, 10/21/2026		390,600	170,106	1.47
Venezuela (Rep of), 9.250%, 09/15/2027		362,000	155,262	1.35
Venezuela (Rep of), 11.950%, 08/05/2031[7]		220,300	96,271	0.83
			844,829	7.31
Zambia (Cost $31,674)
Zambia (Rep of), (Step to 7.500% on 06/30/31), 5.750%, 06/30/2033[3]		35,353	34,558	0.30
			34,558	0.30
Total Debt Securities (Cost $10,577,451)			11,452,792	99.11
Total Investments in Securities (Cost $10,577,451)			11,452,792	99.11
Total Investments (Total Cost $10,577,451)			11,452,792	99.11
Other Assets Less Liabilities			102,352	0.89
Net Assets			$11,555,144	100.00

ASHMORE EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2026, these securities had a total value of $349,978 or 3.03% of net assets.
[3]	Step coupon bond. Rate as of January 31, 2026 is disclosed.
[4]	Zero coupon bond.
[5]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[6]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[7]	Issuer has defaulted on terms of debt obligation.
[8]	Maturity has been extended under the terms of a plan of reorganization.
Percentages shown are based on net assets.
At January 31, 2026, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:
Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/30/2026	Barclays	Polish Zloty	11,638	United States Dollar	3,248	$27
Subtotal Appreciation						27
Total						$27

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Common Stocks
Argentina (Cost $68,189)
Grupo Financiero Galicia S.A. ADR*		2,022	$111,432	1.01
			111,432	1.01
Brazil (Cost $548,682)
MercadoLibre, Inc.*		65	139,606	1.27
NU Holdings Ltd., Class A*		7,800	138,450	1.26
Raia Drogasil S.A.	BRL	32,334	150,527	1.36
Rede D’Or Sao Luiz S.A.[2]	BRL	22,000	177,204	1.61
TOTVS S.A.*	BRL	14,300	121,106	1.10
			726,893	6.60
Chile (Cost $84,829)
Latam Airlines Group S.A. ADR*		1,300	84,829	0.77
			84,829	0.77
Hungary (Cost $94,651)
Wizz Air Holdings PLC*,2	GBP	5,129	99,511	0.90
			99,511	0.90
India (Cost $1,167,416)
Apollo Hospitals Enterprise Ltd.	INR	1,303	98,654	0.90
CreditAccess Grameen Ltd.*	INR	9,497	136,958	1.24
HDFC Bank Ltd. ADR		11,385	368,646	3.35
InterGlobe Aviation Ltd.[2]	INR	1,296	64,758	0.59
International Gemmological Institute India Ltd.	INR	28,277	95,544	0.87
Mahindra & Mahindra Ltd. GDR		4,006	151,351	1.37
MakeMyTrip Ltd.*		800	49,904	0.45
PB Fintech Ltd.*	INR	9,272	166,789	1.52
			1,132,604	10.29
Indonesia (Cost $298,654)
Bank Mandiri Persero Tbk PT	IDR	464,400	133,414	1.21
Grab Holdings Ltd., Class A*		33,900	145,770	1.33
			279,184	2.54
Kazakhstan (Cost $72,131)
Kaspi.KZ JSC ADR*		762	58,042	0.53
			58,042	0.53
Malaysia (Cost $124,734)
Zetrix Ai Bhd.	MYR	538,300	109,981	1.00
			109,981	1.00
Mexico (Cost $518,580)
Gentera S.A.B. de C.V.	MXN	58,100	162,072	1.47
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		1,200	140,352	1.27
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	MXN	3,955	108,588	0.99
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	20,400	230,627	2.10

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Wal-Mart de Mexico S.A.B. de C.V.	MXN	22,700	$72,038	0.65
			713,677	6.48
Poland (Cost $387,731)
Allegro.eu S.A.*,2	PLN	16,526	135,714	1.23
LPP S.A.	PLN	26	143,805	1.31
Powszechna Kasa Oszczednosci Bank Polski S.A.	PLN	5,484	142,913	1.30
			422,432	3.84
Saudi Arabia (Cost $105,579)
Rasan Information Technology Co.*	SAR	4,521	168,564	1.53
			168,564	1.53
South Africa (Cost $224,127)
Anglogold Ashanti PLC		1,600	148,592	1.35
Boxer Retail Ltd.	ZAR	21,179	96,484	0.88
			245,076	2.23
South Korea (Cost $1,345,369)
Classys, Inc.	KRW	4,367	225,917	2.05
DB Insurance Co. Ltd.	KRW	1,982	196,611	1.79
Eugene Technology Co. Ltd.	KRW	1,753	135,481	1.23
Hansol Chemical Co. Ltd.	KRW	1,486	286,009	2.60
Samsung C&T Corp.	KRW	1,027	215,915	1.96
Samsung Electro-Mechanics Co. Ltd.	KRW	688	131,093	1.19
Samsung Electronics Co. Ltd.	KRW	4,113	459,472	4.17
Samsung Electronics Co. Ltd. GDR (Registered)		86	237,540	2.16
SK hynix, Inc.	KRW	778	492,676	4.47
SK Square Co. Ltd.*	KRW	1,415	564,351	5.13
			2,945,065	26.75
Taiwan (Cost $1,915,553)
Alchip Technologies Ltd.	TWD	1,444	143,344	1.30
Andes Technology Corp.*	TWD	3,000	22,733	0.21
Chroma ATE, Inc.	TWD	3,000	93,571	0.85
Delta Electronics, Inc.	TWD	2,931	113,774	1.03
E Ink Holdings, Inc.	TWD	28,000	155,660	1.41
Elite Material Co. Ltd.	TWD	4,000	220,651	2.00
Gudeng Precision Industrial Co. Ltd.	TWD	9,000	113,356	1.03
Kinik Co.*	TWD	10,000	129,303	1.18
Sea Ltd. ADR*		771	89,814	0.82
Sinbon Electronics Co. Ltd.	TWD	10,214	75,373	0.69
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	30,000	1,686,067	15.32
Unimicron Technology Corp.	TWD	15,744	189,604	1.72
			3,033,250	27.56
United Arab Emirates (Cost $180,098)
Abu Dhabi Islamic Bank PJSC	AED	31,202	206,828	1.88

ASHMORE EMERGING MARKETS EQUITY EX CHINA FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
As of January 31, 2026 (Unaudited)
	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Aldar Properties PJSC	AED	50,156	$130,978	1.19
			337,806	3.07
Vietnam (Cost $113,254)
Mobile World Investment Corp.	VND	42,400	152,044	1.38
			152,044	1.38
Total Common Stocks (Cost $7,249,577)			10,620,390	96.48
Preferred Stocks
Chile (Cost $132,463)
Sociedad Quimica y Minera de Chile S.A. ADR*		1,683	129,322	1.18
			129,322	1.18
Total Preferred Stocks (Cost $132,463)			129,322	1.18
Total Investments (Total Cost $7,382,040)			10,749,712	97.66
Other Assets Less Liabilities			258,117	2.34
Net Assets			$11,007,829	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. As of January 31, 2026, these securities had a total value of $477,187 or 4.33% of net assets.
Percentages shown are based on net assets.
At January 31, 2026, the industry sectors for the Ashmore Emerging Markets Equity ex China Fund were:
Sector	Percentage of Net Assets
Consumer Discretionary	7.8%
Consumer Staples	2.9
Financials	20.2
Health Care	4.6
Industrials	16.0
Information Technology	39.9
Materials	5.1
Real Estate	1.2
Total Investments	97.7
Other Assets Less Liabilities	2.3
Net Assets	100.0%